UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21198
                                                                   811-21301

Name of Fund: WCMA Tax-Exempt Fund
                           Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, WCMA Tax-
Exempt Fund and Master Tax-Exempt LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/2007 – 03/31/2008

Item 1 – Report to Stockholders

Annual Report March 31, 2008

WCMA Tax-Exempt Fund

2 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to

2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points (1%) between

September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of

2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25% . In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S.

stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to

4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting height-

ened investor risk aversion:

Total Returns as of March 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	–12.46%	– 5.08%

Small cap U.S. equities (Russell 2000 Index)	–14.02	–13.00

International equities (MSCI Europe, Australasia, Far East Index)	–10.50	– 2.70

Fixed income (Lehman Brothers U.S. Aggregate Index)	+ 5.23	+ 7.67

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+ 0.75	+ 1.90

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	– 4.01	– 3.47

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets,

we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2007 and held through March 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses
Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	October 1, 2007	March 31, 2008	During the Period*	October 1, 2007	March 31, 2008	During the Period*

Class 1	$1,000	$1,015.80	$7.95	$1,000	$1,017.41	$7.95
Class 2	$1,000	$1,022.30	$4.65	$1,000	$1,020.70	$4.65
Class 3	$1,000	$1,025.80	$2.92	$1,000	$1,022.42	$2.91
Class 4	$1,000	$1,025.80	$2.92	$1,000	$1,022.42	$2.91

* For each class of the Fund, expenses are equal to the expense ratio for the class (1.56% for Class 1, 0.91% for Class 2, 0.57% for Class 3, and 0.57% for Class 4),
multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

Current Seven-Day Yields

As of March 31, 2008

Class 1	0.69%
Class 2	1.37
Class 3	1.70
Class 4	1.69

4 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Statement of Assets and Liabilities

March 31, 2008	WCMA Tax-Exempt Fund

Assets

Investment at value — Master Tax-Exempt LLC (the “Master LLC”),
(cost — $1,105,767,762)	$1,105,767,762
Prepaid expenses and other assets	192,142

Total assets	1,105,959,904

Liabilities

Administration fees payable	238,400
Distribution fees payable	101,611
Other affiliates payable	5,817
Other accrued expenses payable	23,708

Total liabilities	369,536

Net Assets

Net Assets	1,105,590,368

Net Assets Consist of

Class 1 shares of beneficial interest, $0.10 par value,
unlimited number of shares authorized	4,283,538
Class 2 shares of beneficial interest, $0.10 par value,
unlimited number of shares authorized	19,030,335
Class 3 shares of beneficial interest, $0.10 par value,
unlimited number of shares authorized	47,900,199
Class 4 shares of beneficial interest, $0.10 par value,
unlimited number of shares authorized	39,334,496
Paid-in capital in excess of par	994,826,923
Undistributed net investment income	115,158
Accumulated net realized gain allocated from the Master LLC	99,719

Net Assets	$1,105,590,368

Net Asset Value

Class 1 — Based on net assets of $42,837,473 and
42,835,384 shares of beneficial interest outstanding	$ 1.00

Class 2 — Based on net assets of $190,315,752 and
190,303,346 shares of beneficial interest outstanding	$ 1.00

Class 3 — Based on net assets of $479,040,781 and
479,001,989 shares of beneficial interest outstanding	$ 1.00

Class 4 — Based on net assets of $393,396,362 and
393,344,955 shares of beneficial interest outstanding	$ 1.00

See Notes to Financial Statements.

Statement of Operations

Year Ended March 31, 2008	WCMA Tax-Exempt Fund

Investment Income

Interest from affiliates	$ 12,244
Net investment income allocated from the Master LLC:
Interest	32,678,762
Expenses	(1,415,170)

Total income	31,275,836

Expenses

Administration	2,392,231
Service and distribution — Class 1	389,754
Service and distribution — Class 2	1,152,618
Service and distribution — Class 3	1,534,523
Service and distribution — Class 4	1,158,031
Transfer agent — Class 1	17,951
Transfer agent — Class 2	18,838
Transfer agent — Class 3	19,787
Transfer agent — Class 4	18,900
Registration	1,427,349
Printing	49,277
Professional	30,557
Miscellaneous	12,657

Total expenses	8,222,473
Waiver of expenses	(3,206,500)

Total expenses after waiver	5,015,973

Net investment income	26,259,863

Realized Gain Allocated from the Master LLC

Net realized gain on investments	141,915

Net Increase in Net Assets Resulting from Operations	$ 26,401,778

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

5

Statements of Changes in Net Assets	WCMA Tax-Exempt Fund

	Year Ended
	March 31,

Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment income	$ 26,259,863	$ 24,615,729
Net realized gain	141,915	75,817

Net increase in net assets resulting from operations	26,401,778	24,691,546

Dividends to Shareholders from

Net investment income:
Class 1	(757,183)	(812,945)
Class 2	(4,360,556)	(4,409,016)
Class 3	(11,949,026)	(12,386,231)
Class 4	(9,193,098)	(7,007,537)

Decrease in net assets resulting from dividends to shareholders	(26,259,863)	(24,615,729)

Beneficial Interest Transaction

Net increase in net assets derived from beneficial interest transactions	222,579,532	122,252,065

Net Assets

Total increase in net assets	222,721,447	122,327,882
Beginning of year	882,868,921	760,541,039

End of year	$ 1,105,590,368	$ 882,868,921

End of year undistributed net investment income	$ 115,158	$ 115,158

See Notes to Financial Statements.

6 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Financial Highlights								WCMA Tax-Exempt Fund

			Class 1					Class 2

		Year Ended March 31,					Year Ended March 31,

	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.02	0.02	0.01	—[1]	—[1]	0.03	0.03	0.02	0.01	—[1]
Net realized gain (loss)	—[1]	—[1]	—[2]	—[2]	—[2]	—[1]	—[1]	—[2]	—[2]	—[2]

Total increase from investment operations	0.02	0.02	0.01	—[1]	—[1]	0.03	0.03	0.02	0.01	—[1]

Dividends from net investment income	(0.02)	(0.02)	(0.01)	—[2]	—[2]	(0.03)	(0.03)	(0.02)	(0.01)	—[2]

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Total investment return	1.90%	2.09%	1.28%	0.19%	0.04%	2.57%	2.68%	1.88%	0.57%	0.15%

Ratios to Average Net Assets[3]

Total expenses after waiver	1.56%	1.49%	1.51%	1.30%	1.02%	0.91%	0.91%	0.92%	0.91%	0.91%

Total expenses	1.56%	1.49%	1.51%	1.52%	1.53%	1.23%	1.19%	1.19%	1.20%	1.22%

Net investment income and
net realized gain (loss)	1.89%	2.10%	1.29%	0.18%	0.04%	2.53%	2.67%	1.85%	0.55%	0.15%

Supplemental Data

Net assets, end of year (000)	$ 42,837	$ 50,188	$ 38,770	$ 41,469	$ 37,485	$190,316	$157,909	$156,442	$174,094	$175,594

[1]	Amount is less than $0.01 per share.

[2]	Amount is less than $(0.01) per share.

[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income and net realized gain (loss).

See Notes to Financial Statements.

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

7

Financial Highlights (concluded)								WCMA Tax-Exempt Fund

			Class 3					Class 4

		Year Ended March 31,					Year Ended March 31,

	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.03	0.03	0.02	0.01	0.01	0.03	0.03	0.02	0.01	0.01
Net realized gain (loss)	—[1]	—[1]	—[2]	—[2]	—[2]	—[1]	—[1]	—[2]	—[2]	—[2]

Total increase from investment operations	0.03	0.03	0.02	0.01	0.01	0.03	0.03	0.02	0.01	0.01

Dividends from net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Total investment return	2.92%	3.05%	2.24%	0.93%	0.50%	2.92%	3.05%	2.24%	0.93%	0.50%

Ratios to Average Net Assets[3]

Total expenses after waiver	0.57%	0.55%	0.56%	0.56%	0.55%	0.57%	0.56%	0.56%	0.55%	0.55%

Total expenses	0.92%	0.89%	0.89%	0.90%	0.92%	0.92%	0.89%	0.89%	0.90%	0.92%

Net investment income and
net realized gain (loss)	2.86%	3.03%	2.23%	0.91%	0.50%	2.85%	3.05%	2.28%	0.88%	0.50%

Supplemental Data

Net assets, end of year (000)	$479,041	$394,877	$408,672	$367,434	$360,243	$393,396	$279,895	$156,657	$133,924	$155,581

[1]	Amount is less than $0.01 per share.

[2]	Amount is less than $(0.01) per share.

[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income and net realized gain (loss).

See Notes to Financial Statements.

8 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Notes to Financial Statements WCMA Tax-Exempt Fund

1. Significant Accounting Policies:

WCMA Tax-Exempt Fund (the “Fund”) is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), which has the same invest-
ment objective and strategies as the Fund. Effective June 15, 2007, the
Master LLC was converted from a Delaware statutory trust to a Delaware limited liability company. The value of the Fund’s investment in the
Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master
LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates. The percentage of the Master LLC owned by the Fund at March 31, 2008 was 9.1% . The
Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share repre-
sents interests in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and condi-
tions, except that each class bears certain expenses related to service and the distribution of such shares and the additional incremental trans-
fer agency costs resulting from the conversion of shares and has exclu-
sive voting with respect to matters relating to such shareholder services and distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investments in the Master
LLC at fair value. Valuation of securities held by the Master LLC is dis-
cussed in Note 1 of the Master LLC’s Notes to Financial Statements,
which are included elsewhere in this report.

Investment Transactions and Net Investment Income: Investment trans-
actions in the Master LLC are accounted for on a trade date basis. The
Fund records daily its proportionate share of the Master LLC’s income, expenses and realized gains and losses. In addition, the Fund accrues its own income and expenses. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective September 28, 2007, the Fund implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition thresh-
old a tax position must meet in connection with accounting for uncer-
tainties in income tax positions taken, or expected to be taken, by an entity, including investment companies, before being measured and rec-
ognized in the financial statements. The administrator has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial state-
ments. The Fund files U.S. federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the years ended March 31, 2005 through March 31, 2007. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

9

Notes to Financial Statements (continued) WCMA Tax-Exempt Fund

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The administrator is currently evaluating the impli-
cations of FAS 161 and the impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than invest-
ment advice and related portfolio activities). For such services, the Fund pays a monthly fee at an annual rate of 0.25% of the Fund’s average daily net assets. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The
PNC Financial Services Group, Inc. (“PNC”) are principal owners of
BlackRock, Inc.

The Fund has entered into a Distribution Agreement and a Distribution and Shareholder Servicing Plan (the “Distribution Plan”) with Merrill
Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and/or affiliates of PNC or Merrill Lynch
(including BlackRock, Inc.).

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays MLPF&S service fees and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service	Distribution
	Fee	Fee

Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

The ongoing service fee compensates MLPF&S for providing shareholder services to shareholders. The ongoing distribution fee compensates
MLPF&S for providing distribution related services to shareholders. The
Fund has entered into a contractual arrangement with the Administrator and MLPF&S to waive and/or reimburse a portion of the Fund’s fees and expenses to ensure that the net expenses for the Fund’s Class 2
Shares is 0.35% higher than that of CMA Tax-Exempt Fund, and Class 3 and Class 4 Shares is equal to that of CMA Tax-Exempt Fund. The fee/expense waiver or reimbursement includes service and distribution fees. This arrangement has a one-year term and is renewable. For the year ended March 31, 2008, MLPF&S earned fees of $4,234,926, of which $3,206,500 was waived.

Financial Data Services, Inc. (“FDS”), a wholly owned subsidiary of
Merrill Lynch and an affiliate of the Administrator, serves as transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

10 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Notes to Financial Statements (concluded)			WCMA Tax-Exempt Fund

3. Shares of Beneficial Interest:
Transactions in shares of beneficial interest for each class were as follows:
	Year Ended		Year Ended
	March 31, 2008		March 31, 2007

	Shares	Amount	Shares	Amount

Class 1

Shares sold	824,946,155	$ 824,946,155	846,633,834	$ 846,633,834
Shares issued to shareholders in reinvestment of dividends
and distributions	757,183	757,183	812,911	812,911

Total issued	825,703,338	825,703,338	847,446,745	847,446,745
Shares redeemed	(833,059,335)	(833,059,335)	(836,031,744)	(836,031,744)

Net increase (decrease)	(7,355,997)	$ (7,355,997)	11,415,001	$ 11,415,001

Class 2

Shares sold	1,858,510,422	$ 1,858,510,422	1,619,618,525	$ 1,619,618,525
Shares issued to shareholders in reinvestment of dividends
and distributions	4,360,556	4,360,556	4,409,015	4,409,015

Total issued	1,862,870,978	1,862,870,978	1,624,027,540	1,624,027,540
Shares redeemed	(1,830,489,777)	(1,830,489,777)	(1,622,574,157)	(1,622,574,157)

Net increase	32,381,201	$ 32,381,201	1,453,383	$ 1,453,383

Class 3

Shares sold	5,689,125,187	$ 5,689,125,187	5,514,033,872	$ 5,514,033,872
Shares issued to shareholders in reinvestment of dividends
and distributions	11,949,026	11,949,026	12,386,232	12,386,232

Total issued	5,701,074,213	5,701,074,213	5,526,420,104	5,526,420,104
Shares redeemed	(5,616,972,197)	(5,616,972,197)	(5,540,251,747)	(5,540,251,747)

Net increase (decrease)	84,102,016	$ 84,102,016	(13,831,643)	$ (13,831,643)

Class 4

Shares sold	7,312,416,997	$ 7,312,416,997	5,056,810,692	$ 5,056,810,692
Shares issued to shareholders in reinvestment of dividends
and distributions	9,193,098	9,193,098	7,007,537	7,007,537

Total issued	7,321,610,095	7,321,610,095	5,063,818,229	5,063,818,229
Shares redeemed	(7,208,157,783)	(7,208,157,783)	(4,940,602,905)	(4,940,602,905)

Net increase	113,452,312	$ 113,452,312	123,215,324	$ 123,215,324

4. Income Tax Information:
The tax character of distributions paid during the fiscal years ended March 31, 2008 and March 31, 2007 was as follows:

			3/31/2008	3/31/2007

Distributions paid from:
Tax-Exempt income			$ 26,259,863	$ 24,615,729

Total non-taxable distributions			$ 26,259,863	$ 24,615,729

As of March 31, 2008, there were no significant differences between the book and tax components of net assets.

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

11

Report of Independent Registered Public Accounting Firm WCMA Tax-Exempt Fund

To the Shareholders and Board of Directors of
WCMA Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Tax-Exempt Fund (the “Fund”) as of March 31, 2008, and the
related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial high-
lights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over finan-
cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
WCMA Tax-Exempt Fund as of March 31, 2008, the results of its opera-
tions for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of
America.

Deloitte & Touche LLP Princeton, New Jersey May 27, 2008

Important Tax Information (Unaudited)

All of the net investment income distributions paid by WCMA Tax-Exempt
Fund during the taxable year ended March 31, 2008 qualify
as tax-exempt interest dividends for federal income tax purposes.

12 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Portfolio Summary	Master Tax-Exempt LLC

Portfolio Composition*

*	Based on total market value of Master Tax-Exempt LLC as of March 31, 2008. Investments are valued at amortized cost, which approximates market value.

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

13

Schedule of Investments March 31, 2008 Master Tax-Exempt LLC

 (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Alabama — 1.8%
Alabama, HFA, S/F Mortgage Revenue Bonds, VRDN,
AMT, Series H (a):
2.47%, 6/01/09	$ 6,415	$6,415,000
2.47%, 5/01/10	50,000	50,000,000
Bank of America Macon Trust, Spanish Fort
Redevelopment Authority, Alabama, Revenue Bonds,
VRDN, Series 2007-306, 2.25%, 3/01/12 (a)(b)	15,450	15,450,000
Birmingham, Alabama, Waterworks and Sewer
Board, Water and Sewer Revenue Refunding
Bonds, PUTTERS, VRDN, Series 1737,
4%, 1/01/15 (a)(b)(c)	3,995	3,995,000
Columbia, Alabama, IDB, Revenue Bonds
(Alabama Power Company Project), VRDN, AMT,
1.24%, 11/01/21 (a)	20,000	20,000,000
Decatur, Alabama, IDB, Environmental Facilities
Revenue Bonds (BP Amoco Chemical Company
Project), VRDN, AMT, 1.35%, 11/01/35 (a)	1,000	1,000,000
Lehman Municipal Trust Receipts, Alabama,
HFA, Revenue Bonds, FLOATS, VRDN, AMT,
Series 2006-K41, 2.40%, 10/01/37 (a)(b)(d)	8,050	8,050,000
Lower Alabama Gas District, Gas Supply Revenue
Bonds, VRDN, Series A, 1.80%, 11/01/27 (a)	50,000	50,000,000
Millport, Alabama, IDA, Revenue Bonds (Steel
Dust Recycling LLC Project), VRDN, AMT,
2.30%, 12/01/37 (a)	10,000	10,000,000
Southeast Alabama Gas District, Alabama, Supply
Project Revenue Bonds, VRDN, Series A,
1.80%, 8/01/27 (a)	55,200	55,200,000

		220,110,000

Alaska — 0.8%
Alaska Industrial Development and Export Authority
Revenue Bonds, ROCS, VRDN, Series II-R-10311,
2.34%, 4/01/08 (a)(b)(e)	19,400	19,400,000
Valdez, Alaska, Marine Terminal Revenue Bonds
(ConocoPhillips Project), VRDN, Series A,
2.03%, 5/01/31 (a)	38,000	38,000,000
Valdez, Alaska, Marine Terminal Revenue Refunding
Bonds, VRDN (a):
(BP Pipelines, Inc. Project), 1.25%, 7/01/37	11,100	11,100,000
(BP Pipelines, Inc. Project), Series B,
1.25%, 7/01/37	3,100	3,100,000
(ConocoPhillips Project), Series B,
1.70%, 5/01/31	20,000	20,000,000

		91,600,000

	Par
Municipal Bonds	(000)	Value

Arizona — 1.6%
Apache County, Arizona, IDA, IDR (Tucson Electric
Power Co.), VRDN, Series 83-A, 2%, 12/15/18 (a) $	33,000	$33,000,000
Clipper Tax-Exempt Certificates Trust, Arizona,
Revenue Bonds, VRDN, Series 2007-1,
2.51%, 2/01/20 (a)(b)	49,055	49,055,000
Maricopa County, Arizona, IDA, Health Facilities
Revenue Bonds, PUTTERS, VRDN, Series 420,
2.29%, 1/01/10 (a)(b)	10,000	10,000,000
Maricopa County, Arizona, Public Finance Corporation,
Lease Revenue Bonds, FLOATS, VRDN, Series 1863,
2.31%, 7/01/31 (a)(b)(c)	8,440	8,440,000
Maricopa County, Arizona, School District Number 4,
GO (Mesa Unified Project of 1995), Series E,
4.50%, 7/01/08 (e)(f)	7,370	7,411,413
Morgan Keegan Municipal Products, Inc., Maricopa
County, Arizona, IDA, VRDN, AMT, Series A,
2.35%, 2/02/09 (a)(b)	23,135	23,135,000
Salt River Pima-Maricopa Indian Community, Arizona,
Revenue Bonds, VRDN (a):
2.10%, 10/01/25	16,419	16,419,000
2.10%, 10/01/26	34,650	34,650,000
Salt River Project, Arizona, Agricultural
Improvement and Power District, Electric System
Revenue Bonds, FLOATS, VRDN, Series 1840,
2.16%, 1/01/37 (a)(b)	2,283	2,282,500
Scottsdale, Arizona, IDA, Hospital Revenue Refunding
Bonds (Scottsdale Healthcare), VRDN, Series C,
2.05%, 9/01/35 (a)(e)	5,900	5,900,000

		190,292,913

Arkansas — 0.7%
Arkansas State Development Finance Authority,
M/F Housing Revenue Bonds (Chapelridge Benton
Project), VRDN, AMT, Series C, 2.29%, 6/01/32 (a)	7,800	7,800,000
Morgan Keegan Municipal Products, Inc., Arkansas
State Development Finance Authority, VRDN (a)(b):
AMT, Series D, 2.35%, 2/01/10	61,280	61,280,000
S/F Mortgage Revenue Bonds, VRDN, Series C,
2.35%, 6/01/11	1,835	1,835,000
Northwest Arkansas Regional Airport Authority, Airport
Revenue Refunding Bonds, VRDN, AMT, Series A,
2.26%, 2/01/21 (a)	12,280	12,280,000

		83,195,000

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency	PUTTERS	Puttable Tax-Exempt Receipts
BAN	Bond Anticipation Notes	IDA	Industrial Development Authority	RAN	Revenue Anticipation Notes
COP	Certificates of Participation	IDB	Industrial Development Board	ROCS	Reset Option Certificates
CP	Commercial Paper	IDR	Industrial Development Revenue Bonds	S/F	Single-Family
EDA	Economic Development Authority	LIFERS	Long Inverse Floating Exempt Receipts	SPEARS	Short Puttable Exempt Adjustable
EDR	Economic Development Revenue Bonds	M/F	Multi-Family		Receipts
FLOATS	Floating Rate Securities	MERLOTS	Municipal Exempt Receipts Liquidity	STARS	Short-Term Adjustable Rate Securities
GAN	Grant Anticipation Notes		Optional Tenders	TAN	Tax Anticipation Notes
GO	General Obligation Bonds	MSTR	Municipal Securities Trust Receipts	TOCS	Tender Option Certificates
HDA	Housing Development Authority	PCR	Pollution Control Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
				VRDN	Variable Rate Demand Notes
See Notes to Financial Statements.

14 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Schedule of Investments (continued) Master Tax-Exempt LLC

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California — 4.4%
California HFA, Home Mortgage Revenue Bonds,
VRDN, AMT, Series F (a):
1.25%, 8/01/40	$ 16,600	$16,600,000
1.25%, 2/01/41	24,825	24,825,000
California HFA, M/F Housing Revenue Bonds, VRDN,
AMT, Series C, 1.37%, 2/01/33 (a)	18,500	18,500,000
California Home Mortgage Financing Authority,
Homebuyers Fund S/F Revenue Refunding Bonds,
VRDN, AMT, 3.11%, 6/01/08 (a)	14,015	14,015,000
California Municipal Finance Authority, M/F Housing
Revenue Bonds, PUTTERS, VRDN, AMT, Series 2410,
2.39%, 1/01/20 (a)(b)	7,130	7,130,000
California State, GO, FLOATS, VRDN (a)(b):
Series 2002, 2.32%, 8/01/30	66,840	66,840,000
Series 2003, 2.32%, 8/01/30	7,725	7,725,000
Series 2189, 2.35%, 12/01/17	10,240	10,240,000
California State, GO, MERLOTS, VRDN, Series B-45,
2.23%, 10/01/29 (a)(b)	7,870	7,870,000
California State, GO, RAN, 4%, 6/30/08	315,000	315,484,462
Los Angeles, California, S/F Home Mortgage Revenue
Bonds, VRDN, AMT, 3.05%, 10/01/40 (a)	23,186	23,185,600
San Francisco, California, City and County
Redevelopment Agency, M/F Housing Revenue
Bonds (Notre Dame Apartments), VRDN, AMT,
Series G, 2.10%, 12/01/33 (a)	14,840	14,840,000
Southern California Home Financing Authority, S/F
Revenue Bonds, FLOATS, VRDN, AMT, Series 2145,
2.35%, 11/01/52 (a)(b)	10,375	10,375,000

		537,630,062

Colorado — 3.3%
Colorado Department of Transportation Revenue
Refunding Bonds, PUTTERS, VRDN, Series 318,
2.41%, 6/15/15 (a)(b)(g)	9,905	9,905,000
Colorado HFA, S/F Mortgage Revenue Bonds, VRDN,
AMT, Series B-2, Class I, 2.25%, 5/01/38 (a)	25,000	25,000,000
Colorado Health Facilities Authority Revenue Bonds,
VRDN (a):
(Catholic Health Initiatives), Series B,
2.15%, 12/01/20	34,600	34,600,000
(Sisters of Charity of Leavenworth Health System),
2.05%, 12/01/32	19,300	19,300,000
Colorado Health Facilities Authority, Revenue
Refunding Bonds (Catholic Health Initiatives),
VRDN (a):
Series B-1, 2.15%, 3/01/23	3,490	3,490,000
Series B-3, 2.15%, 3/01/23	17,870	17,870,000
Series B-6, 2.15%, 3/01/44	7,900	7,900,000
Colorado Health Facilities Authority, Revenue
Refunding Bonds (Sisters of Charity of
Leavenworth Health System), VRDN, Series A,
2.05%, 12/01/38 (a)	24,470	24,470,000
Colorado Housing and Finance Authority Revenue
Refunding Bonds, VRDN, Class I, Series AA-2,
2.10%, 5/01/31 (a)	6,360	6,360,000

	Par
Municipal Bonds	(000)	Value

Colorado (concluded)
Colorado Housing and Finance Authority, S/F
Mortgage Revenue Bonds, VRDN, AMT, Class I,
Series B-3, 2.25%, 11/01/26 (a)	$ 45,300	$ 45,300,000
Colorado Housing and Finance Authority, S/F
Mortgage Revenue Refunding Bonds, VRDN, AMT,
Class I, Series B-3, 2.25%, 11/01/36 (a)	44,000	44,000,000
Colorado School of Mines Development
Corporation, Revenue Refunding Bonds, VRDN,
2.58%, 9/01/26 (a)	6,900	6,900,000
Colorado School of Mines, Enterprise
Revenue Refunding Bonds, VRDN, Series A,
2%, 12/01/37 (a)	8,000	8,000,000
Colorado Springs, Colorado, Utilities Revenue
Refunding Bond, Sub-Lien, VRDN, Series A,
2.25%, 11/01/23 (a)	24,300	24,300,000
Deutsche Bank SPEARS/LIFERS Trust, Denver,
Colorado, City and County Airport Revenue
Bonds, SPEARS, VRDN, Series DBE-535,
2.27%, 11/15/32 (a)(b)(c)	3,400	3,400,000
E-470 Public Highway Authority, Colorado, Revenue
Bonds, ROCS, VRDN, Series II-R-10019Z,
4.30%, 9/01/24 (a)(b)(g)	11,325	11,325,000
Eclipse Funding Trust, Solar Eclipse Certificates,
El Paso County, Colorado, School District, COP, VRDN,
Series 2006-0101, 2.27%, 12/15/28 (a)(b)(g)	11,205	11,205,000
El Paso County, Colorado, S/F Mortgage Revenue
Bonds, ROCS, VRDN, AMT, (a)(b)(i):
Series II-R-10220, 2.32%, 6/01/16	5,255	5,255,000
Series II-R-10222, 2.32%, 10/01/18	18,045	18,045,000
Lower Colorado River Authority, Texas, CP,
1.65%, 4/04/08	15,000	15,000,000
University of Colorado Hospital Authority Revenue
Bonds, VRDN (a):
ROCS, Series II-R-573CE, 2.27%, 11/15/40 (b)	6,500	6,500,000
Series A, 2.05%, 11/15/33 (e)	51,200	51,200,000

		399,325,000

Connecticut — 0.1%
Bank of America Austin Trust, Connecticut State
Revenue Bonds, VRDN, Series 2008-1080,
2.22%, 7/01/42 (a)(b)	1,375	1,375,000
Greenwich, Connecticut, GO, BAN,
3.50%, 01/29/2009	10,000	10,122,100

		11,497,100

Delaware — 1.2%
Delaware State, EDA, Revenue Bonds (Hospital
Billing and Collection), VRDN (a):
Series A, 2.05%, 12/01/15	30,550	30,550,000
Series C, 1.80%, 12/01/15	103,950	103,950,000
Goldman Sachs Pool Trust, Delaware, FLOATS,
VRDN, Series 1, 2.34%, 6/02/12 (a)(b)	14,750	14,750,527

		149,250,527

District of Columbia — 0.7%
Deutsche Bank SPEARS/LIFERS Trust, District of
Columbia, GO, SPEARS, VRDN, AMT, Series DB-463,
2.27%, 12/01/17 (a)(b)(c)	8,490	8,490,000

See Notes to Financial Statements.

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

15

Schedule of Investments (continued) Master Tax-Exempt LLC

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

District of Columbia (concluded)
Deutsche Bank SPEARS/LIFERS Trust, Metropolitan
Washington Airports Authority, District of Columbia,
Airport System Revenue Bonds, SPEARS, VRDN,
AMT, Series DB-505, 2.30%, 10/01/32 (a)(b)(c)	$ 10,910	$10,910,000
District of Columbia, CP, 2.67%, 4/04/08	28,000	28,000,000
District of Columbia, GO, MERLOTS, VRDN,
Series D75, 2.35%, 12/01/17 (a)(b)(e)	9,620	9,620,000
District of Columbia, HFA, S/F Mortgage Revenue
Bonds, VRDN, AMT, Series B, 3.55%, 11/03/08 (a)	6,000	6,000,000
District of Columbia, Hospital Revenue Bonds,
FLOATS, VRDN, Series 2411, 2.31%, 7/15/19 (a)(j)	21,540	21,540,000

		84,560,000

Florida — 6.5%
Alachua County, Florida, Health Facilities Authority,
Health Facilities Revenue Bonds (Shands Teaching
Hospital and Clinics, Inc. Project), VRDN, Series A,
1.25%, 12/01/32 (a)	5,700	5,700,000
Brevard County, Florida, Health Facilities Authority,
Healthcare Facilities Revenue Refunding
Bonds (Health First Inc. Project), VRDN,
1.25%, 8/01/14 (a)	4,540	4,540,000
Collier County, Florida, Educational Facilities
Authority, Limited Obligation Revenue Bonds
(Ave Maria University), VRDN, 1.69%, 10/01/36 (a)	14,770	14,770,000
Dade County, Florida, IDA, Exempt Facilities Revenue
Refunding Bonds (Florida Power and Light Co.),
VRDN, 1.35%, 6/01/21 (a)	15,250	15,250,000
Deutsche Bank SPEARS/LIFERS Trust, Saint Johns
County, Florida, Revenue Bonds, SPEARS, VRDN,
Series DB-486, 2.29%, 10/01/16 (a)(b)	8,985	8,985,000
Eagle Tax-Exempt Trust, Orlando-Orange County
Expressway Authority, Florida, Expressway Revenue
Bonds, VRDN (a)(b)(e):
Series 2007-0081, Class A, 2.28%, 7/01/42	15,000	15,000,000
Series 2007-0145, Class A, 2.29%, 7/01/17	11,300	11,300,000
Eagle Tax-Exempt Trust, South Florida Water
Management District, COP, VRDN, Series
2006-0136, Class A, 2.28%, 10/01/36 (a)(b)(c)	19,730	19,730,000
Eclipse Funding Trust, Solar Eclipse Certificates,
Fort Pierce, Florida, Redevelopment Agency, Tax
Allocation Bonds, VRDN, Series 2006-0130,
2.27%, 5/01/31 (a)(h)(k)	3,945	3,945,000
Eclipse Funding Trust, Solar Eclipse Certificates,
Volusia County, Florida, School Board, COP, VRDN,
Series 2007-0036, 3.78%, 8/01/32 (a)(b)(e)	7,405	7,405,000
Florida Gas Utility Revenue Bonds (Gas Supply
Project Number 2), VRDN (a):
Series A-1, 1.95%, 11/01/26	49,300	49,300,000
Series A-3, 1.90%, 11/01/26	123,735	123,735,000
Florida Housing Finance Corporation, M/F Mortgage
Revenue Bonds, ROCS, VRDN, Series II-R-600CE,
2.35%, 7/01/43 (a)(b)	5,480	5,480,000
Florida Hurricane Catastrophe Fund Financing
Corporation Revenue Bonds, Series A,
5%, 7/01/08	7,830	7,853,865

	Par
Municipal Bonds	(000)	Value

Florida (continued)
Florida State Board of Education, GO,
Refunding, ROCS, VRDN, Series II-R-6087,
2.24%, 6/01/14 (a)(b)	$ 3,460	$3,460,000
Florida State Board of Education, GO, ROCS,
VRDN (a)(b):
Series II-R-12067, 2.25%, 6/01/15	15,500	15,500,000
Series II-R-12211, 2.27%, 6/01/13	8,000	8,000,000
Florida State, GO, MERLOTS, VRDN, Series C07,
2.03%, 7/01/25 (a)(b)	22,130	22,130,000
Florida State Turnpike Authority, Turnpike Revenue
Refunding Bonds, PUTTERS, VRDN, Series 2539,
2.29%, 7/01/15 (a)(b)	4,000	4,000,000
Gainesville, Florida, Utilities System Revenue
Refunding Bonds, VRDN, Series C,
1.25%, 10/01/26 (a)	4,100	4,100,000
Highlands County, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Adventist Health System),
VRDN, Series A-2, 2.15%, 11/15/37 (a)	13,500	13,500,000
Highlands County, Florida, Health Facilities
Authority, Hospital Revenue Refunding Bonds
(Adventist Health System), VRDN, Series C,
2.15%, 11/15/21 (a)	6,000	6,000,000
Hillsborough County, Florida, Aviation Authority,
Revenue Refunding Bonds, MERLOTS, VRDN, AMT,
Series A18, 3.30%, 10/01/13 (a)(b)(g)	3,935	3,935,000
Jacksonville Electric Authority, Florida, Electric System
Revenue Refunding Bonds, VRDN (a):
Series 3-B-1, 2.07%, 10/01/40	6,095	6,095,000
Series 3-B-2, 2.07%, 10/01/40	6,135	6,135,000
Series 3-C-2, 2%, 10/01/34	15,000	15,000,000
Series B, 1.99%, 10/01/31	20,000	20,000,000
Jacksonville Electric Authority, Florida, Water and
Sewer System Revenue Bonds, VRDN, Series A-1,
1.80%, 10/01/36 (a)	13,800	13,800,000
Jacksonville, Florida, Port Authority Revenue Bonds
(Mitsui O.S.K. Lines, Ltd. Project), VRDN, AMT,
2%, 11/01/32 (a)	15,000	15,000,000
Lehman Municipal Trust Receipts, Columbia County,
Florida, School Board, COP, FLOATS, VRDN,
Series 2007-K86W, 2.20%, 7/01/17 (a)(b)	3,895	3,895,000
Miami-Dade County, Florida, Special Obligation
Revenue Bonds, TOCS, VRDN, Series Z-9,
4%, 4/17/15 (a)(b)(g)	4,095	4,095,000
Miami-Dade County, Florida, Water and Sewer
Revenue Refunding Bonds, VRDN (a):
ROCS, Series II-R-1092, 2.32%, 10/01/22 (b)	9,000	9,000,000
2.21%, 10/01/25 (e)(k)	40,000	40,000,000
Orange County, Florida, Health Facilities Authority,
Hospital Revenue Bonds, VRDN (a):
(Adventist Health System), 2.15%, 11/15/14	1,300	1,300,000
(Orlando Regional Healthcare), Series A-10,
1.35%, 10/01/41 (e)	5,000	5,000,000
Orange County, Florida, Health Facilities Authority
Revenue Bonds, FLOATS, VRDN, Series 830,
2.21%, 11/15/22 (a)(b)(e)	17,245	17,245,000

See Notes to Financial Statements.

16 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Schedule of Investments (continued) Master Tax-Exempt LLC

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida (concluded)
Orlando, Florida, Utilities Commission, Water
and Electric Revenue Bonds, VRDN, Series B,
2.09%, 10/01/22 (a)	$ 25,300	$ 25,300,000
Orlando-Orange County Expressway Authority,
Florida, Expressway Revenue Refunding Bonds,
VRDN (a)(e):
Series C-1, 2.15%, 7/01/25	27,575	27,575,000
Series C-4, 1.90%, 7/01/25	18,790	18,790,000
Series D, 1.95%, 7/01/32	50,150	50,150,000
Palm Beach County, Florida, Health Facilities
Authority, CP, 2.60%, 5/06/08	10,000	10,000,000
Pembroke Pines, Florida, Charter School Revenue
Refunding Bonds, VRDN, 2.20%, 7/01/38 (a)	10,000	10,000,000
Pinellas County, Florida, Health Facilities
Authority, Revenue Refunding Bonds (BayCare
Health System Project), VRDN, Series B-1,
2%, 11/15/33 (a)(e)	35,300	35,300,000
Polk County, Florida, IDA, IDR, Refunding (Winter
Haven Hospital Project), VRDN, Series B,
1.20%, 9/01/34 (a)	4,000	4,000,000
Saint Johns County, Florida, Sales Tax Revenue
Bonds, ROCS, VRDN, Series II-R-755PB,
2.27%, 10/01/36 (a)(b)(g)	6,080	6,080,000
Sunshine State Governmental Finance Commission,
Florida, CP, 2.67%, 4/09/08	70,000	70,000,000

		787,378,865

Georgia — 1.6%
Appling County, Georgia, Development Authority,
PCR (Georgia Power Plant Hatch), VRDN, Second
Series, 1.40%, 12/01/18 (a)	16,300	16,300,000
Athens-Clarke County, Georgia, Development
Authority of the Unified Government, Revenue
Bonds (University of Georgia Athletic Association
Project), VRDN, 1.25%, 9/01/31 (a)	30,400	30,400,000
Atlanta, Georgia, Airport Revenue Refunding Bonds,
VRDN, Series C-2, 3%, 1/01/30 (a)(g)	19,760	19,760,000
Atlanta, Georgia, Subordinate Lien Tax
Allocation Bonds (Atlantic Station), VRDN,
2.10%, 12/01/24 (a)	12,500	12,500,000
Atlanta, Georgia, Urban Residential Finance
Authority, M/F Housing Revenue Bonds
(Lindbergh City Center Apartment Project), VRDN,
AMT, 2.27%, 11/01/44 (a)	4,000	4,000,000
Atlanta, Georgia, Water and Wastewater
Revenue Refunding Bonds, VRDN, Series B,
2.25%, 11/01/38 (a)(e)	3,530	3,530,000
Bank of America Macon Trust, Georgia Municipal
Electric Authority, Power Revenue Bonds, VRDN,
Series E, 2.24%, 1/01/17 (a)(b)(e)	6,815	6,815,000
Clayton County, Georgia, Housing Authority, M/F
Housing Revenue Bonds (Provence Place
Apartments Project), VRDN, 2.27%, 10/01/41 (a)	2,025	2,025,000
DeKalb County, Georgia, Public Safety and
Judicial Facilities Authority, Special Tax
Revenue Bonds, FLOATS, VRDN, Series 1459,
2.16%, 12/01/34 (a)(b)	2,410	2,410,000

	Par
Municipal Bonds	(000)	Value

Georgia (concluded)
DeKalb Private Hospital Authority, Georgia, Revenue
Bonds (Children’s Healthcare of Atlanta), VRDN,
2.07%, 7/01/42 (a)	$ 8,350	$ 8,350,000
Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and
Wastewater Revenue Bonds, VRDN (a)(b)(e):
Series 2005-0009, Class A, 2.26%, 11/01/43	9,100	9,100,000
Series 2006-0130, Class A, 2.28%, 11/01/34	5,000	5,000,000
Fulton County, Georgia, Development Authority
Revenue Bonds, VRDN (a):
(Children’s Healthcare of Atlanta),
2.08%, 7/01/42	5,685	5,685,000
(Robert W. Woodruff Arts Center Project),
Series B, 2.09%, 4/01/34	21,200	21,200,000
Hall County, Georgia, Gainesville Hospital Authority,
Revenue Anticipation Certificates (Northeast
Georgia Health System, Inc. Project), VRDN,
Series B, 3.15%, 5/15/29 (a)(g)	24,650	24,650,000
Lehman Municipal Trust Receipts, Georgia
State, GO, FLOATS, VRDN, Series 2008-K5W,
2.25%, 7/01/20 (a)(b)	6,100	6,100,000
Macon-Bibb County, Georgia, Hospital Authority
Revenue Bonds (Central Georgia Senior
Health, Inc. — Carlyle Place Project), VRDN,
1.25%, 5/01/30 (a)	18,390	18,390,000
Whitfield County, Georgia, Development Authority,
Solid Waste Disposal Revenue Bonds (Aladdin
Manufacturing Corporation Project), VRDN, AMT,
2.36%, 6/01/19 (a)	3,100	3,100,000

		199,315,000

Hawaii — 0.1%
Hawaii State, Highway Revenue Bonds, ROCS, VRDN,
Series II-R-10096, 2.27%, 7/01/11 (a)(b)(e)	7,170	7,170,000
Hawaii State, Revenue Bonds, ROCS, VRDN,
Series II-R-6504, 2.29%, 10/01/24 (a)(b)(g)	1,975	1,975,000

		9,145,000

Idaho — 0.3%
Idaho State, GO, TAN, 4.50%, 6/30/08	30,400	30,456,088

Illinois — 6.6%
ABN AMRO MuniTops Certificates Trust, Du Page and
Will Counties, Illinois, Community School District
Number 204 (Indian Prairie), GO, VRDN,
Series 2006-33, 2.26%, 6/30/14 (a)(b)	12,180	12,180,000
Bank of America Macon Trust, Chicago, Illinois,
O’Hare International Airport Revenue Bonds, VRDN,
Series A, 3.01%, 1/01/18 (a)(b)(g)	9,330	9,330,000
Bank of America Macon Trust, Illinois State Dedicated
Tax, VRDN, Series N, 3.01%, 12/15/20 (a)(b)(c)	2,940	2,940,000
Bank of America Macon Trust, Illinois State, GO,
VRDN, Series L, 2.24%, 1/01/31 (a)(b)	1,750	1,750,000
Bank of America Macon Trust, Regional Transportation
Authority, Illinois, Revenue Bonds, VRDN, Series K,
2.26%, 7/01/26 (a)(b)(g)	2,755	2,755,000
Chicago, Illinois, Board of Education, GO, VRDN (a)(b):
FLOATS, Series 2275, 2.21%, 12/01/28	10,520	10,520,000
ROCS,Series II-R-10097, 2.29%, 12/01/11 (e)	10,215	10,215,000
Series C-1, 1.25%, 3/01/31 (e)	3,300	3,300,000

See Notes to Financial Statements.

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

17

Schedule of Investments (continued) Master Tax-Exempt LLC

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Illinois (continued)
Chicago, Illinois, GO, ROCS, VRDN, Series II-R-12174,
2.28%, 1/01/14 (a)(b)(e)	$ 7,155	$ 7,155,000
Chicago, Illinois, GO, VRDN, Series B,
2.25%, 1/01/12 (a)	6,490	6,490,000
Chicago, Illinois, Motor Fuel Tax Revenue Refunding
Bonds, ROCS, VRDN, Series II-R-2021,
2.79%, 1/01/20 (a)(b)(c)	5,710	5,710,000
Chicago, Illinois, O’Hare International Airport Revenue
Bonds, VRDN (a)(b):
PUTTERS, Series 2504, 2.29%, 1/01/15	1,800	1,800,000
ROCS, AMT, Series II-R-239, 2.37%,
1/01/22 (e)	3,700	3,700,000
Chicago, Illinois, O’Hare International Airport Revenue
Refunding Bonds, PUTTERS, VRDN, Series 2501,
2.29%, 1/01/15 (a)(b)(e)	1,850	1,850,000
Cook County, Illinois, Forest Preserve
District, GO, PUTTERS, VRDN, Series 566,
2.29%, 11/15/12 (a)(b)(c)(e)	5,185	5,185,000
Cook County, Illinois, GO, Refunding, ROCS, VRDN,
Series II-R-2063, 2.29%, 11/15/21 (a)(b)(g)	3,315	3,315,000
Cook County, Illinois, GO, ROCS, VRDN,
Series II-R-12030, 2.33%, 11/15/12 (a)(b)(c)(e)	30,920	30,920,000
Deutsche Bank SPEARS/LIFERS Trust, Chicago, Illinois,
O’Hare International Airport Revenue Bonds,
SPEARS, VRDN (a)(b):
Series DB-502, 2.27%, 1/01/33 (e)	15,560	15,560,000
Series DBE-534, 2.27%, 1/01/22 (c)	2,280	2,280,000
Eagle Tax-Exempt Trust, Illinois State Finance
Authority, Revenue Refunding Bonds,
VRDN, Series 2006-0118, Class A,
2.25%, 12/01/42 (a)(b)	3,150	3,150,000
Eagle Tax-Exempt Trust, University of Illinois,
University Revenue Refunding Bonds,
VRDN, Series 2006-0124, Class A,
2.30%, 4/01/35 (a)(b)(g)	10,000	10,000,000
Eclipse Funding Trust, Solar Eclipse Certificates,
Chicago, Illinois, GO, Refunding, VRDN,
Series 2006-0038, 2.20%, 1/01/28 (a)(b)(e)	10,700	10,700,000
Elmhurst, Illinois, Revenue Bonds (Joint Commission
on Accreditation of Healthcare Organizations),
VRDN, 2%, 7/01/18 (a)	14,750	14,750,000
Illinois Development Finance Authority, Revenue
Refunding Bonds (Evanston Northwestern
Healthcare Corporation), VRDN, Series A,
2.15%, 5/01/31 (a)	20,000	20,000,000
Illinois Educational Facilities Authority, CP,
3.66%, 5/06/08	24,000	24,000,000
Illinois Educational Facilities Authority Revenue
Bonds (Art Institute of Chicago), VRDN,
2.05%, 3/01/27 (a)	11,450	11,450,000
Illinois Educational Facilities Authority, Revenue
Refunding Bonds (The Art Institute of Chicago),
VRDN, 2.05%, 3/01/27 (a)	23,600	23,600,000
Illinois HDA, Homeowner Mortgage Revenue
Refunding Bonds, VRDN, AMT, Sub-Series H-2,
3.48%, 2/01/39 (a)	3,390	3,390,000

	Par
Municipal Bonds	(000)	Value

Illinois (continued)
Illinois HDA, M/F Housing Revenue Bonds (Danbury
Court Apartments), VRDN, AMT, Series B,
2.20%, 5/01/37 (a)	$ 445	$ 445,000
Illinois Health Facilities Authority, CP, 2.10%, 5/22/08	50,000	50,000,000
Illinois Health Facilities Authority Revenue Bonds,
Revolving Fund, Pooled, Series B, 1.25%,
8/01/20 (a)	60,000	60,000,000
Illinois Health Facilities Authority Revenue Bonds,
VRDN (a):
(Northwestern Memorial Hospital),
2.15%, 8/15/25	16,570	16,570,000
(Revolving Fund Pooled Program), Series D,
3.50%, 8/01/15	39,850	39,850,000
Illinois State Finance Authority Revenue
Bonds, FLOATS, VRDN, Series 1489,
2.16%, 12/01/42 (a)(b)	4,190	4,190,000
Illinois State Finance Authority Revenue Bonds
(University of Chicago), VRDN, Series B,
2%, 7/01/34 (a)	55,972	55,972,000
Illinois State Finance Authority Revenue Bonds,
VRDN (a):
(Landing at Plymouth Place), Series C,
2.05%, 5/15/37	32,500	32,500,000
(North Park University Project), 2.10%, 7/01/35	4,800	4,800,000
(Northwestern University), Sub-Series A, 1.95%,
12/01/34	13,975	13,975,000
Illinois State Finance Authority, Revenue Refunding
Bonds, VRDN (a):
(Central DuPage Health System), Series B,
1.27%, 11/01/38	47,500	47,500,000
(Northwestern Memorial Hospital), Series A-1,
2.05%, 8/15/42	11,000	11,000,000
(Riverside Health System), Series A,
2.05%, 11/15/22 (l)	15,275	15,275,000
(Riverside Health System), Series B,
2.05%, 11/15/20 (l)	16,225	16,225,000
Illinois State, GO, MERLOTS, VRDN, Series B04,
2.30%, 12/01/24 (a)(b)(e)	8,945	8,945,000
Illinois State, GO, Refunding, FLOATS, VRDN,
Series 743D, 2.21%, 8/01/15 (a)(b)(g)(k)	16,180	16,180,000
Illinois State, GO, ROCS, VRDN (a)(b)(e)(j):
Series II-R-12080, 2.26%, 11/01/11	9,470	9,470,000
Series II-R-12127, 2.33%, 2/01/12	11,260	11,260,000
Illinois State Toll Highway Authority, Toll Highway
Revenue Refunding Bonds, VRDN, Series B,
2.25%, 1/01/17 (a)(e)	12,235	12,235,000
Illinois State Toll Highway Authority, Toll Highway
Senior Priority Revenue Bonds, VRDN, Series A-2,
2.05%, 7/01/30 (a)(e)	10,000	10,000,000
Illinois State Toll Highway Authority, Toll Highway
Senior Priority Revenue Refunding Bonds, VRDN (a):
Series A-1, 2.06%, 1/01/31	11,710	11,710,000
Series A-2, 2.10%, 1/01/31	11,710	11,710,000
Lehman Municipal Trust Receipts, Chicago,
Illinois, Board of Education, GO, FLOATS, VRDN,
Series 2008-F30W, 2.40%, 12/01/22 (a)(b)	5,000	5,000,000

See Notes to Financial Statements.

18 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Schedule of Investments (continued) Master Tax-Exempt LLC

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Illinois (concluded)
Lehman Municipal Trust Receipts, Illinois State Toll
Highway Authority Revenue Bonds, FLOATS, VRDN,
Series 2008-P21W, 2.25%, 1/01/24 (a)(b)(e)	$ 13,000	$ 13,000,000
Southwestern Development Authority, Illinois, Revenue
Refunding Bonds, FLOATS, VRDN, Series 2359,
2.21%, 12/01/26 (a)(b)(e)	3,365	3,365,000
University of Illinois, COP, FLOATS, VRDN, Series 2208,
2.21%, 10/01/23 (a)(b)(e)	9,900	9,900,000
University of Illinois, COP (Utility Infrastructure
Projects), Refunding, VRDN, 1.90%, 8/15/21 (a)	20,665	20,665,000
Will County, Illinois, Community High School District
Number 210 (Lincoln-Way), GO, FLOATS, VRDN,
Series 2287, 2.21%, 1/01/22 (a)(b)(e)	15,135	15,135,000
Will County, Illinois, Exempt Facilities Revenue Bonds
(BP Amoco Chemical Company Project), VRDN,
AMT (a):
1.35%, 3/01/28	6,025	6,025,000
1.35%, 7/01/31	3,800	3,800,000
1.35%, 7/01/32	2,600	2,600,000

		797,297,000

Indiana — 3.4%
Bank of America Macon Trust, Indianapolis,
Indiana, Local Public Improvement Bond Bank,
Revenue Refunding Bonds, VRDN, Series S,
3.01%, 1/01/21 (a)(b)(g)	4,240	4,240,000
Fort Wayne, Indiana, Waterworks Utility Revenue
Notes, BAN, 1.80%, 2/11/09	17,840	17,840,000
IPS Multi-School Building Corporation, Indiana,
Revenue Bonds, ROCS, VRDN, Series II-R-885WF,
2.26%, 1/15/30 (a)(b)(e)	9,535	9,535,000
Indiana Bond Bank, Advance Funding Program
Revenue Notes, Series A, 3%, 1/30/09	50,000	50,368,089
Indiana Bond Bank, Midyear Funding Program
Revenue Notes, Series A, 4.50%, 5/20/08	44,800	44,844,391
Indiana Health and Educational Facilities Financing
Authority Revenue Bonds, FLOATS, VRDN,
Series 2138, 2.16%, 11/15/16 (a)(b)	18,690	18,690,000
Indiana Health Facilities Financing Authority, Revenue
Refunding Bonds (Ascension Health Credit Group),
VRDN, Series A-2, 1.70%, 11/15/36 (a)	75,000	75,000,000
Indiana State Development Finance Authority,
Educational Facilities Revenue Bonds
(Indianapolis Museum of Art, Inc. Project), VRDN,
3.50%, 2/01/39 (a)	43,000	43,000,000
Indiana State Development Finance Authority,
Environmental Revenue Bonds (PSI Energy
Inc. Projects), VRDN, AMT, Series A,
2.75%, 12/01/38 (a)	32,550	32,550,000
Indiana State Development Finance Authority, IDR
(Republic Services, Inc. Project), VRDN, AMT,
3.09%, 11/01/35 (a)	3,700	3,700,000
Indiana State Financing Authority, Lease Appropriation
Revenue Bonds, VRDN (a):
Series A-2, 2%, 2/01/37	5,700	5,700,000
Series A-4, 2%, 2/01/35	18,000	18,000,000
Series A-5, 2%, 2/01/35	20,000	20,000,000

	Par
Municipal Bonds	(000)	Value

Indiana (concluded)
Indiana Transportation Finance Authority, Highway
Revenue Refunding Bonds, FLOATS, VRDN,
Series 942D, 2.31%, 12/01/22 (a)(b)(j)	$ 17,070	$17,070,000
Indiana University Revenue Bonds, PUTTERS, VRDN,
Series 2494, 2.29%, 12/15/15 (a)(b)	1,490	1,490,000
New Albany-Floyd County, Indiana, Independent
School Building Corporation, Revenue
Refunding Bonds, PUTTERS, VRDN, Series 879,
2.29%, 6/01/13 (a)(b)(e)	7,660	7,660,000
Pike County, Indiana, Multi-School Building
Corporation, Revenue Refunding Bonds, PUTTERS,
VRDN, Series 1122, 2.41%, 7/15/12 (a)(b)(g)	6,545	6,545,000
Portage, Indiana, EDR (Breckenridge Apartments
Project), VRDN, AMT, 2.36%, 5/01/25 (a)	4,650	4,650,000
Whiting, Indiana, Environmental Facilities Revenue
Refunding Bonds, VRDN, AMT (a):
(Amoco Oil Company Project), 1.35%, 7/01/31	6,085	6,085,000
(BP Products Project), Series C, 1.35%, 7/01/34	17,900	17,900,000
Whiting, Indiana, Industrial Sewer and Solid Waste
Disposal Revenue Refunding Bonds (Amoco Oil
Company Project), VRDN, AMT, 1.35%, 1/01/26 (a)	10,000	10,000,000

		414,867,480

Iowa — 0.5%
Clear Lake, Iowa, Development Revenue Bonds
(Joe Corbis Pizza Project), VRDN, AMT,
2.36%, 4/01/31 (a)	3,535	3,535,000
Iowa Finance Authority, Retirement Community
Revenue Bonds (Edgewater — A Wesley Active Life
Community), VRDN, Series E, 2.07%, 11/01/42 (a)	10,000	10,000,000
Iowa Finance Authority, Revenue Refunding Bonds
(Trinity Health Credit Group), VRDN, Series D,
1.95%, 12/01/30 (a)	3,400	3,400,000
Iowa Higher Education Loan Authority, Private College
Facility, Revenue Refunding Bonds (Loras College),
VRDN, 1.20%, 11/01/36 (a)	22,035	22,035,000
Iowa State School Cash Anticipation Program, GAN,
Series A, 4.50%, 6/27/08 (e)	14,000	14,024,977
Louisa County, Iowa, PCR, Refunding (Iowa-
Illinois Gas and Electric), VRDN, Series A,
2.30%, 9/01/16 (a)	10,000	10,000,000

		62,994,977

Kansas — 0.5%
Kansas State Department of Transportation, Highway
Revenue Bonds, ROCS, VRDN, Series II-R-6020,
2.27%, 3/01/19 (a)(b)(e)	3,935	3,935,000
Kansas State Department of Transportation, Highway
Revenue Refunding Bonds, VRDN, Series C-1,
2.15%, 9/01/19 (a)	19,700	19,700,000
Kansas State Development Financing Authority,
M/F Housing Revenue Bonds (Delaware
Highlands Assistant Living), VRDN, AMT, Series C,
2.31%, 12/01/36 (a)	4,290	4,290,000
Kansas State Development Financing Authority,
Revenue Bonds (Sisters of Charity of
Leavenworth Health System), VRDN, Series C,
1.30%, 12/01/19 (a)	1,665	1,665,000

See Notes to Financial Statements.

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

19

Schedule of Investments (continued) Master Tax-Exempt LLC

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Kansas (concluded)
Lehman Municipal Trust Receipts, Sedgwick and
Shawnee Counties, Kansas, FLOATS, VRDN,
Series 2006-P33U, 2.45%, 6/01/38 (a)(b)(h)(i)	$6,940	$6,940,000
Sedgwick and Shawnee Counties, Kansas, S/F
Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
Series 2480, 2.36%, 6/01/39 (a)(b)(h)(i)	23,595	23,595,000

		60,125,000

Kentucky — 1.8%
Boyd County, Kentucky, Sewer and Solid Waste
Revenue Bonds (Air Products and Chemicals
Project), VRDN, AMT, 2.35%, 7/01/21 (a)	3,775	3,775,000
Carroll County, Kentucky, PCR, CP, 1.20%, 4/07/08	20,930	20,930,000
Eagle Tax-Exempt Trust, Louisville and Jefferson
Counties, Kentucky, Metropolitan Sewer
District, Sewer and Drain System Revenue
Bonds, VRDN, Series 2006-0053 Class A,
2.28%, 5/15/33 (a)(b)(e)(j)	14,000	14,000,000
Jefferson County, Kentucky, CP, 3.24%, 5/05/08	35,000	35,000,000
Kentucky Economic Development Finance Authority,
Solid Waste Disposal Revenue Bonds (Republic
Services, Inc.), VRDN, AMT, 2.65%, 7/01/35 (a)	1,750	1,750,000
Kentucky Rural Water Finance Corporation, Public
Projects Construction Notes, VRDN, Series A-1,
3.65%, 4/01/08 (a)	3,000	3,000,000
Kentucky State Turnpike Authority, Resource Recovery
Road Revenue Bonds, FLOATS, VRDN, Series 488,
2.21%, 7/01/09 (a)(b)(e)	56,475	56,475,000
Louisville and Jefferson Counties, Kentucky,
Metropolitan Government Health System, Revenue
Refunding Bonds, ROCS, VRDN, Series II-R-662CE,
2.27%, 10/01/36 (a)(b)	17,500	17,500,000
Louisville and Jefferson Counties, Kentucky,
Metropolitan Sewer District, Sewer and Drain
System, Revenue Refunding Bonds, VRDN, Series B,
2.05%, 5/15/23 (a)(e)	8,090	8,090,000
Louisville and Jefferson Counties, Kentucky, Regional
Airport Authority, Special Facilities Revenue Bonds
(UPS Worldwide Forwarding, Inc.), VRDN, AMT,
Series B, 1.35%, 1/01/29 (a)	5,900	5,900,000
Municipal Securities Trust Certificates, Campbell and
Kenton Counties, Kentucky, Sanitation District
Number 1 Revenue Bonds, VRDN, Series SGA 130,
2.12%, 8/01/11 (a)(b)(e)	11,000	11,000,000
Public Energy Authority of Kentucky, Inc., Gas Supply
Revenue Bonds (BP Corporation of North America),
VRDN, Series A, 1.18%, 8/01/16 (a)	33,120	33,120,000
Shelby County, Kentucky, Lease Revenue Bonds,
VRDN, Series A, 1.30%, 9/01/34 (a)	3,300	3,300,000

		213,840,000

Louisiana — 2.3%
Ascension Parish, Louisiana, Revenue Bonds
(BASF Corporation Project), VRDN, AMT,
1.26%, 3/01/25 (a)	17,700	17,700,000
Calcasieu Parish, Louisiana, IDB, Environmental
Revenue Bonds (Citgo Petroleum Corp.), VRDN,
AMT, 1.37%, 7/01/26 (a)	20,000	20,000,000

	Par
Municipal Bonds	(000)	Value

Louisiana (concluded)
Calcasieu Parish, Louisiana, IDB, Environmental
Revenue Refunding Bonds (Citgo Petroleum Corp.),
VRDN, AMT, 1.37%, 3/01/25 (a)	$ 35,600	$35,600,000
Eagle Tax-Exempt Trust, Louisiana State Gas and Fuel
Tax Revenue Bonds, VRDN (a)(b)(e):
Series 2006-0129, Class A, 2.28%, 5/01/41(j)	27,225	27,225,000
Series 2006-137, Class A, 2.28%, 5/01/36	4,020	4,020,000
Jefferson Parish, Louisiana, Hospital Service District
Number 001, Hospital Revenue Bonds, VRDN (a):
PUTTERS, Series 522, 2.29%, 12/01/08 (b)	10,000	10,000,000
(West Jefferson Medical Center), Series B,
2.25%, 1/01/28 (e)	25,000	25,000,000
Lake Charles, Louisiana, Harbor and Terminal District
Revenue Bonds (Lake Charles Cogeneration
Project), VRDN, 2.25%, 3/15/09 (a)	53,000	53,000,000
Louisiana Local Government Environmental Facilities
and Community Development Authority, Revenue
Bonds, VRDN, AMT (a):
(BASF Corporation Project), 2.30%, 12/01/36	4,000	4,000,000
(Honeywell International Inc. Project),
2.41%, 12/01/37	6,000	6,000,000
Louisiana Local Government Environmental Facilities
and Community Development Authority, Revenue
Refunding Bonds (BASF Corporation Project),
VRDN, Series B, 2.20%, 12/01/30, (a)	7,500	7,500,000
Louisiana Public Facilities Authority Revenue Bonds,
VRDN (a):
(II City Plaza LLC Project), 2.20%, 3/01/40	7,280	7,280,000
(Air Products and Chemicals Project), AMT,
2.35%, 12/01/39	2,850	2,850,000
(Equipment and Capital Facilities Loan Program),
Series C, 2.46%, 7/01/24	1,315	1,315,000
Louisiana State Municipal Natural Gas Purchasing
and Distribution Authority Revenue Bonds, PUTTERS,
VRDN, Series 1411Q, 2.29%, 3/15/14 (a)(b)	14,452	14,452,000
Morgan Keegan Municipal Products, Inc., East Baton
Rouge, Louisiana, Mortgage Finance Authority,
S/F Revenue Bonds, VRDN, AMT, Series A,
2.35%, 2/01/11 (a)(b)	8,134	8,134,526
Morgan Keegan Municipal Products, Inc., New
Orleans, Louisiana, Finance Authority, VRDN,
Series G, 2.35%, 12/01/41 (a)(b)	24,125	24,125,000
South Louisiana Port Commission, Port Revenue
Refunding Bonds (Occidental Petroleum), VRDN,
2.25%, 7/01/18 (a)	4,400	4,400,000

		272,601,526

Maine — 0.2%
Eclipse Funding Trust, Solar Eclipse Certificates,
Maine Health and Higher Educational Facilities
Authority Revenue Bonds, VRDN, Series 2007-0104,
2.27%, 7/01/37 (a)(b)(j)	3,195	3,195,000
Maine State Housing Authority, Mortgage Purpose
Revenue Bonds,VRDN, AMT (a)(b):
ROCS, Series II-R-10206, 2.32%, 11/15/16	3,400	3,400,000
Series B, 3.75%, 5/15/08	4,000	4,000,000

See Notes to Financial Statements.

20 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Schedule of Investments (continued) Master Tax-Exempt LLC

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Maine (concluded)
Maine State Housing Authority, Mortgage Purpose
Revenue Refunding Bonds, VRDN, AMT, Series D,
3.82%, 7/18/08 (a)	$ 7,000	$7,000,000
School Administrative District Number 051, Maine,
GO, Refunding, BAN, 3.75%, 12/30/08	4,500	4,521,202

		22,116,202

Maryland — 1.1%
Anne Arundel County, Maryland, CP, 2%, 4/24/08	10,000	10,000,000
Baltimore County, Maryland, EDR, Refunding
(Garrison Forest School Project), VRDN,
1.25%, 10/01/31 (a)	6,380	6,380,000
Baltimore County, Maryland, Revenue Refunding
Bonds (The Paths at Loveton Farms Apartments
Facility Project), VRDN, 2.38%, 12/01/21 (a)	4,630	4,630,000
Baltimore, Maryland, Port Facilities Revenue
Bonds (Occidental Petroleum), FLOATS, VRDN,
2.30%, 10/14/11 (a)(b)	35,700	35,700,000
Maryland State Economic Development Corporation
Revenue Bonds (Pharmaceutics International, Inc.
Project), VRDN, AMT, Series A, 2.36%, 5/03/21 (a)	4,960	4,960,000
Maryland State Economic Development Corporation,
Revenue Refunding Bonds, VRDN (a):
(Constellation Energy Group Inc. Project),
Series A, 1.90%, 4/01/24	29,000	29,000,000
(Garrett Community College), 2.21%, 8/01/38	7,005	7,005,000
Maryland State Health and Higher Educational
Facilities Authority, Revenue Refunding Bonds
(University of Maryland Medical System), VRDN,
Series A, 2.07%, 7/01/34 (a)	12,500	12,500,000
Maryland State Stadium Authority, Lease Revenue
Refunding Bonds (Baltimore Convention Center),
VRDN, AMT, 2%, 12/15/14 (a)	3,595	3,595,000
Montgomery County, Maryland, EDR (Riderwood
Village Inc. Project), Refunding, VRDN,
2.08%, 3/01/34 (a)	13,610	13,610,000

		127,380,000

Massachusetts — 2.1%
Bank of America Macon Trust, Massachusetts State
Development Finance Agency Revenue Bonds,
VRDN, Series 2007-344, 2.32%, 12/01/12 (a)(b)	92,300	92,300,000
Bank of America Macon Trust, Massachusetts
State Health and Educational Facilities Authority
Revenue Bonds, VRDN, Series 2007-310,
2.25%, 6/15/12 (a)(b)	7,880	7,880,000
Eagle Tax-Exempt Trust, Massachusetts State
Water Resource Authority, Revenue Refunding
Bonds, VRDN, Series 2006-0054 Class A,
2.27%, 8/01/36 (a)(b)(c)	7,495	7,495,000
Lehman Municipal Trust Receipts, Massachusetts
State Health and Educational Facilities Authority
Revenue Bonds, FLOATS, VRDN, Series 2008-F50W,
2.40%, 10/01/35 (a)(b)	13,885	13,885,000
Massachusetts State Development Finance Agency
Revenue Bonds, VRDN (a):
(Harvard University), Series B-2, 1.40%, 7/15/36	11,015	11,015,000
(Suffolk University), Series A, 2.32%, 7/01/35 (n)	13,850	13,850,000

	Par
Municipal Bonds	(000)	Value

Massachusetts (concluded)
Massachusetts State, GO, Refunding, VRDN, Series B,
2.13%, 1/01/21 (a)	$ 15,300	$15,300,000
Massachusetts State Health and Educational
Facilities Authority Revenue Bonds (Tufts University),
VRDN, Series N-1, 1.95%, 8/15/40 (a)	11,000	11,000,000
Massachusetts State Health and Educational
Facilities Authority, Revenue Refunding Bonds
(Partners Healthcare System Project), VRDN,
Series F-4, 2.10%, 7/01/40 (a)	63,445	63,445,000
Massachusetts State Industrial Finance Agency, Solid
Waste Disposal, CP, 2.80%, 4/02/08	10,500	10,500,000
Route 3 North Transit Improvement Association,
Massachusetts, Lease Revenue Bonds, ROCS, VRDN,
Series II-R-10099, 2.53%, 6/15/10 (a)(b)(g)	8,415	8,415,000

		255,085,000

Michigan — 4.4%
Bank of America Macon Trust, Detroit, Michigan, City
School District, GO, Refunding, VRDN, Series J,
2.24%, 5/01/28 (a)(b)(e)	5,100	5,100,000
Detroit, Michigan, City School District, GO, VRDN,
Series A, 2.24%, 5/01/29 (a)(e)	4,615	4,615,000
Detroit, Michigan, Sewer Disposal, Senior Lien
Revenue Refunding Bonds, VRDN, Series C-1,
2.25%, 7/01/27 (a)(e)	19,700	19,700,000
Detroit, Michigan, Water Supply System, Revenue
Refunding Bonds, ROCS, VRDN, Series II-R-665PB,
2.27%, 7/01/33 (a)(b)(g)	20,850	20,850,000
Eagle Tax-Exempt Trust, Michigan State
Building Authority, Revenue Refunding
Bonds, VRDN, Series 2006-156, Class A,
2.28%, 10/15/36 (a)(b)(e)(i)(j)	7,100	7,100,000
Grand Rapids, Michigan, Sanitation Sewer System
Revenue Bonds, ROCS, VRDN, Series II-R-12147,
2.33%, 1/01/17 (a)(b)	6,900	6,900,000
Lehman Municipal Trust Receipts, Western Michigan
University Revenue Bonds, FLOATS, VRDN,
Series 2008-P6W, 1.45%, 11/15/22 (a)(b)(e)	17,115	17,115,000
Michigan Municipal Bond Authority Revenue Notes,
Series B-2, 4.50%, 8/20/08	35,000	35,107,276
Michigan State, HDA, Revenue Refunding Bonds,
VRDN, AMT (a):
Series B, 2.28%, 6/01/38	100,200	100,200,000
Series D, 3.05%, 9/03/08	18,000	18,000,000
Michigan State Hospital Finance Authority Revenue
Bonds, VRDN (a):
(Ascension Health), Series B-1,
1.70%, 11/15/33	81,890	81,890,000
ROCS, Series II-R-10012, 2.27%, 11/01/38 (b)	18,500	18,500,000
(Trinity Health Credit Group), Series F,
1.25%, 11/01/18	4,090	4,090,000
Michigan State Hospital Finance Authority, Revenue
Refunding Bonds (Ascension Health), VRDN,
1.70%, 11/15/33 (a)	39,700	39,700,000
Michigan State Revenue Bonds, PUTTERS, VRDN,
Series 2096, 2.29%, 9/15/17 (a)(b)(e)	9,985	9,985,000

See Notes to Financial Statements.

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

21

Schedule of Investments (continued) Master Tax-Exempt LLC

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan (concluded)
Michigan State Strategic Fund, Limited Obligation
Revenue Bonds (Russell Investment Co. LLC
Project), VRDN, AMT, 2.34%, 11/01/31 (a)	$ 2,940	$2,940,000
Michigan State Strategic Fund, Limited Obligation
Revenue Refunding Bonds (Dow Chemical Project),
VRDN, Series B-1, 2.80%, 6/01/14 (a)	5,615	5,615,000
Michigan State University, General Revenue Bonds,
VRDN, 2.05%, 2/15/34 (a)	38,740	38,740,000
Michigan State University, General Revenue Refunding
Bonds, VRDN, Series A, 2.05%, 2/15/33 (a)	7,315	7,315,000
Oakland County, Michigan, Economic Development
Corporation, Limited Obligation Revenue Bonds,
VRDN (a):
(Exhibit Enterprises, Inc. Project), AMT,
2.40%, 6/01/34	6,550	6,550,000
(Marian High School Inc. Project),
2.28%, 5/01/37	4,000	4,000,000
University of Michigan, General Revenue Refunding
Bonds, VRDN, Series B, 1.95%, 4/01/28 (a)	5,500	5,500,000
University of Michigan, University Hospital Revenue
Bonds, VRDN, Series A, 1.75%, 12/01/27 (a)	61,000	61,000,000
University of Michigan, University Hospital
Revenue Refunding Bonds, VRDN, Series B,
2.08%, 12/01/37 (a)	4,000	4,000,000
Whitmore Lake, Michigan, Public School
District, GO, ROCS, VRDN, Series II-R-4515,
2.24%, 5/01/23 (a)(b)	3,535	3,535,000

		528,047,276

Minnesota — 1.2%
Minnesota Agriculture and Economic Development
Board, Revenue Refunding Bonds (Essentia Health),
VRDN (a)(n):
Series C-3, 1.35%, 2/15/32	6,775	6,775,000
Series C-4B, 1.33%, 2/15/20	5,250	5,250,000
Minnesota Rural Water Finance Authority, Public
Projects Construction Revenue Notes,
4.50%, 7/01/08	12,000	12,021,936
Minnesota State, GO, ROCS, VRDN, Series II-R-4065,
2.24%, 8/01/23 (a)(b)	1,670	1,670,000
Rochester, Minnesota, Healthcare Facilities, CP:
1.75%, 6/06/08	41,750	41,750,000
1.15%, 6/12/08	66,500	66,500,000
Saint Cloud, Minnesota, Health Care Revenue Bonds
(CentraCare Health System Project), VRDN,
Series A, 2.07%, 5/01/42 (a)	7,780	7,780,000
University of Minnesota Revenue Bonds, VRDN (a):
Series A, 2.08%, 1/01/34	3,820	3,820,000
Series C, 2.08%, 12/01/36	4,935	4,935,000

		150,501,936

Mississippi — 2.1%
Mississippi Business Finance Corporation, Gulf
Opportunity Zone, IDR, VRDN (a):
(Chevron USA, Inc. Project), Series A,
2.05%, 12/01/30	39,500	39,500,000
(Chevron USA, Inc. Project), Series C,
2.10%, 12/01/30	11,500	11,500,000
(SG Resources Mississippi LLC),
2.09%, 5/01/32	15,000	15,000,000

See Notes to Financial Statements.

	Par
Municipal Bonds	(000)	Value

Mississippi (concluded)
Mississippi Business Finance Corporation Revenue
Bonds (Renaissance at Colony Park LLC Project),
VRDN, 2.23%, 5/01/35 (a)	$ 12,870	$12,870,000
Mississippi Development Bank, Special Obligation
Revenue Bonds (Municipal Gas Authority of
Mississippi — Natural Gas Supply Project), VRDN,
1.80%, 7/01/15 (a)	53,258	53,258,000
Mississippi Home Corporation, S/F Revenue
Bonds, FLOATS, VRDN, AMT, Series 1212,
2.33%, 12/01/08 (a)(b)	89,191	89,191,000
Mississippi State, Capital Improvement, GO, VRDN,
1.90%, 9/01/25 (a)	31,380	31,380,000

		252,699,000

Missouri — 0.5%
Lehman Municipal Trust Receipts, St. Louis,
Missouri, IDA, M/F Housing Revenue Bonds,
FLOATS, VRDN, AMT, Series 2006-K50,
2.45%, 12/20/44 (a)(b)(d)(o)	5,190	5,190,000
Missouri Development Finance Board, Cultural
Facilities Revenue Bonds (The Kauffman
Center for the Performing Arts), VRDN, Series A,
1.15%, 6/01/37 (a)	35,700	35,700,000
Missouri-Illinois Bi-State Development Agency,
Subordinate Mass Transit Revenue Bonds
(Metrolink Cross County Extension Project),
VRDN, Series A, 2.10%, 10/01/35 (a)	3,160	3,160,000
Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue Bonds, ROCS, VRDN,
Series II-R-620PB, 2.27%, 1/01/34 (a)(b)(c)	5,740	5,740,000
Palmyra, Missouri, IDA, Solid Waste Disposal
Revenue Bonds (BASF Corporation Project),
VRDN, AMT, 2.30%, 12/01/22 (a)	6,000	6,000,000

		55,790,000

Montana — 0.2%
Montana State Board of Housing Revenue
Bonds, FLOATS, VRDN, AMT, Series 2346,
2.33%, 12/01/38 (a)	25,155	25,155,000

Multi-State — 0.0%
Clipper Tax-Exempt Certificates Trust, Multi-State
Revenue Bonds, VRDN, AMT, Series 2007-19,
2.36%, 6/01/11 (a)(b)(p)	3,266	3,266,000

Nebraska — 1.5%
ABN AMRO MuniTops Certificates Trust, Omaha
Public Power District, Nebraska, Revenue Bonds,
VRDN, Series 2006-65, 3.01%, 2/01/15 (a)(b)(c)	20,745	20,745,000
American Public Energy Agency, Nebraska, Gas
Supply Revenue Bonds (National Public Gas
Agency Project), VRDN, Series B, 2%, 2/01/14 (a)	85,947	85,947,000
American Public Energy Agency, Nebraska, Gas
Supply Revenue Bonds, VRDN, Series A,
1.80%, 12/01/15 (a)	32,388	32,388,000
Eagle Tax-Exempt Trust, Nebraska Public Power
District Revenue Bonds, VRDN, Series 2004-1016,
Class A, 2.28%, 1/01/35 (a)(b)(c)(e)	2,000	2,000,000

22 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Schedule of Investments (continued) Master Tax-Exempt LLC

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Nebraska (concluded)
Eagle Tax-Exempt Trust, Omaha Public Power
District, Nebraska, Electric System Revenue
Bonds, VRDN, Series 2005-3008, Class A,
2.27%, 2/01/46 (a)(b)(c)	$ 12,760	$ 12,760,000
Eagle Tax-Exempt Trust, Public Power Generation
Agency, Nebraska, Revenue Bonds, VRDN, Series A,
2.27%, 1/01/41 (a)(b)(c)	11,000	11,000,000
Eclipse Funding Trust, Solar Eclipse Certificates,
Omaha, Nebraska, Public Power District
Revenue Bonds, VRDN, Series 2006-0025,
2.27%, 2/01/36 (a)(b)(c)	5,910	5,910,000
Municipal Energy Agency of Nebraska, Power
Supply System Revenue Bonds, ROCS, VRDN,
Series II-R-2051, 2.29%, 4/01/22 (a)(b)(e)	4,330	4,330,000
Omaha Public Power District, Nebraska, Electric
System Revenue Bonds, ROCS, VRDN,
Series II-R-9031, 2.24%, 2/01/39 (a)(b)	6,555	6,555,000

		181,635,000

Nevada — 0.3%
Clark County, Nevada, Airport System Revenue
Refunding Bonds, Sub-Lien, VRDN, Series D-1,
2.07%, 7/01/36 (a)	6,600	6,600,000
Clark County, Nevada, School District, GO, PUTTERS,
VRDN, Series 1429, 2.29%, 12/15/13 (a)(b)(e)	5,370	5,370,000
Las Vegas Valley, Nevada, Water District, GO, ROCS,
VRDN, Series II-R-1098, 2.24%, 2/01/27 (a)	12,645	12,645,000
Nevada State Department of Business and
Industry, Solid Waste Disposal Revenue Bonds
(Republic Services Inc. Project), VRDN, AMT,
3.10%, 12/01/34 (a)	5,850	5,850,000
Truckee Meadows, Nevada, Water Authority, Water
Revenue Refunding Bonds, VRDN (a)(b)(e):
FLOATS, Series 51TP, 2.27%, 7/01/30	5,895	5,895,000
ROCS, Series II-R-6078, 2.27%, 1/01/27	4,415	4,415,000

		40,775,000

New Hampshire — 0.6%
Eclipse Funding Trust, Solar Eclipse Certificates,
New Hampshire Health and Educational
Facilities Authority Revenue Bonds, VRDN,
Series 2007-0018, 3.82%, 7/01/36 (a)(b)(c)	10,525	10,525,000
New Hampshire Health and Education Facilities
Authority Revenue Bonds (River College), VRDN,
2.32%, 2/01/38 (a)	6,870	6,870,000
New Hampshire Health and Educational Facilities
Authority, Revenue Refunding Bonds (Dartmouth
Hitchcock Obligation), VRDN, Series A,
1.90%, 8/01/31 (a)(e)	37,360	37,360,000
New Hampshire Higher Educational and Health
Facilities Authority Revenue Bonds, FLOATS, VRDN,
Series 2409, 2.31%, 1/01/17 (a)(j)	11,160	11,160,000
New Hampshire State Business Finance Authority,
Resource Recovery Revenue Refunding Bonds
(Wheelabrator), VRDN, Series A, 2%, 1/01/18 (a)	7,415	7,415,000

		73,330,000

	Par
Municipal Bonds	(000)	Value

New Jersey — 0.0%
Deutsche Bank SPEARS/LIFERS Trust, New Jersey
State Transportation Trust Fund Revenue
Bonds, SPEARS, VRDN, AMT, Series DB-452,
2.28%, 12/15/33 (a)(b)(e)	$ 2,595	$ 2,595,000

New Mexico — 1.2%
Eclipse Funding Trust, Solar Eclipse Certificates, Rio
Rancho, New Mexico, Water and Waste Water
Revenue Bonds, VRDN, Series 2006-0019,
2.27%, 5/15/32 (a)(b)(g)	14,505	14,505,000
New Mexico Finance Authority, Revenue
Refunding Bonds, ROCS, VRDN,
Series II-R-7509, 2.39%, 6/15/23 (a)(b)(c)	7,305	7,305,000
New Mexico Mortgage Finance Authority Revenue
Bonds, FLOATS, VRDN, AMT, Series 56TP,
2.30%, 3/01/42 (a)(b)	5,294	5,294,901
New Mexico Mortgage Finance Authority,
S/F Mortgage Revenue Bonds, VRDN, AMT,
2.68%, 10/01/08 (a)	31,298	31,298,198
New Mexico State Hospital Equipment Loan
Council, Hospital Revenue Refunding Bonds
(Presbyterian Healthcare Services), VRDN,
Series A, 1.95%, 8/01/30 (a)(e)	4,520	4,520,000
New Mexico State, TRAN, 3.75%, 6/30/08	83,000	83,144,296

		146,067,395

New York — 2.8%
Albany, New York, City School District, GO,
Refunding, BAN, 4.25%, 6/27/08	75,000	75,092,038
New York City, New York, City Housing
Development Corporation, M/F Mortgage
Revenue Bonds, VRDN (a):
(20 Exchange Place Project), VRDN, Series A,
1.95%, 6/01/39	18,000	18,000,000
(Beekman Tower), VRDN, Series A,
1.80%, 3/01/48	11,300	11,300,000
New York City, New York, City Housing
Development Corporation, M/F Rental Housing
Revenue Bonds (Brittany Development), VRDN,
AMT, Series A, 2.17%, 6/15/29 (a)(h)	13,000	13,000,000
New York City, New York, City IDA, Liberty Revenue
Bonds (One Bryant Park LLC Project), VRDN,
Series A, 2.10%, 11/01/39 (a)	24,000	24,000,000
New York City, New York, City Municipal Water
Finance Authority, CP:
2.20%, 4/28/08	16,000	16,000,000
2.35%, 4/28/08	20,000	20,000,000
New York City, New York, City Transitional Finance
Authority Revenue Bonds (New York City
Recovery), VRDN, Series 3, Sub-Series 3-G,
1.75%, 11/01/22 (a)	19,585	19,585,000
New York City, New York, City Transitional Finance
Authority, Special Tax Revenue Refunding
Bonds, VRDN, Series C, 1.75%, 2/01/32 (a)	8,100	8,100,000
New York City, New York, GO, ROCS, VRDN,
Series II-R-251A, 2.28%, 12/15/33 (a)(b)	25,000	25,000,000
New York City, New York, GO, VRDN, Series F-4,
1.92%, 2/15/20 (a)	16,840	16,840,000

See Notes to Financial Statements.

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

23

Schedule of Investments (continued) Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (concluded)
New York State, HFA, Housing Revenue Bonds
(363 West 30th Street), VRDN, AMT, Series A,
2.17%, 11/01/32 (a)(m)	$ 2,800	$ 2,800,000
New York State, HFA, Revenue Bonds (42nd & 10th
Project), VRDN, AMT, Series A, 2.15%, 11/01/41 (a)	29,500	29,500,000
New York State, HFA, Service Contract
Revenue Refunding Bonds, VRDN, Series G,
2.10%, 3/15/28 (a)	6,500	6,500,000
New York State Mortgage Agency, Homeowner
Mortgage Revenue Bonds, VRDN, AMT (a):
37th Series, 2.10%, 4/01/35	15,200	15,200,000
Series 139, 1.42%, 10/01/37	3,900	3,900,000
New York State Thruway Authority, Highway and
Bridge Trust Fund, Revenue Refunding
Bonds, FLOATS, VRDN, Series 1611,
2.69%, 4/01/25 (a)(b)(c)	10,310	10,309,500
New York State Thruway Authority, State
Personal Income Tax, Revenue Refunding
Bonds, FLOATS, VRDN, Series 1194,
2.19%, 3/15/23 (a)(b)(e)	10,935	10,935,000
Triborough Bridge and Tunnel Authority, New York,
General Purpose Revenue Bonds, VRDN, Series B,
2.02%, 1/01/33 (a)	18,145	18,145,000

		344,206,538

North Carolina — 4.4%
Charlotte, North Carolina, Water and Sewer
System Revenue Bonds, VRDN, Series B,
2.08%, 7/01/36 (a)	101,700	101,700,000
Charlotte-Mecklenburg Hospital Authority, North
Carolina, Health Care System Revenue Bonds
(Carolinas Healthcare System), VRDN, Series B,
2.08%, 1/15/26 (a)	2,900	2,900,000
Charlotte-Mecklenburg Hospital Authority, North
Carolina, Health Care System Revenue Refunding
Bonds (Carolinas Healthcare System), VRDN,
Series C, 1.15%, 1/15/26 (a)	13,920	13,920,000
Charlotte-Mecklenburg, North Carolina, Hospital
Authority Revenue Bonds (Health Care System),
VRDN, Series C, 2.10%, 1/15/26 (a)	6,275	6,275,000
Eagle Tax-Exempt Trust, North Carolina Capital
Facilities Finance Agency, Revenue Refunding
Bonds, VRDN, Series 2007-0015, Class A,
2.23%, 7/01/42 (a)(b)	10,890	10,890,000
Lee County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, IDR
(Arden Corporation Project), VRDN, AMT,
2.40%, 8/01/34 (a)	4,800	4,800,000
Lehman Municipal Trust Receipts, Raleigh-Durham,
North Carolina, Airport Authority Revenue
Bonds, FLOATS, VRDN, AMT, Series 2008-F60W,
2.55%, 5/01/36 (a)(b)	11,800	11,800,000
Mecklenburg County, North Carolina, COP, VRDN (a):
2.08%, 2/01/25	27,420	27,420,000
2.08%, 2/01/26	44,415	44,415,000
Series A, 1.20%, 2/01/27	525	525,000
Series A, 2.25%, 2/01/28	4,000	4,000,000

	Par
Municipal Bonds	(000)	Value

North Carolina (concluded)
Mecklenburg County, North Carolina, GO, VRDN,
Series A, 2.08%, 2/01/26 (a)	$ 19,920	$19,920,000
Montgomery County, North Carolina, Industrial
Facilities and Pollution Control Financing Authority
Revenue Bonds (Republic Services Project), VRDN,
AMT, 1.35%, 12/01/20 (a)	1,900	1,900,000
New Hanover County, North Carolina, COP, VRDN,
2.08%, 10/01/32 (a)	12,000	12,000,000
North Carolina Eastern Municipal Power Agency,
Power System Revenue Bonds, MERLOTS, VRDN,
Series A22, 2.25%, 1/01/24 (a)(b)	4,025	4,025,000
North Carolina Educational Facilities Finance
Agency, Educational Facilities Revenue Bonds
(Duke University Project), VRDN, Series A,
1.60%, 12/01/17 (a)	1,900	1,900,000
North Carolina HFA, Home Ownership Revenue Bonds,
VRDN, AMT (a):
MERLOTS, Series B12, 2.30%, 7/01/37 (b)	3,130	3,130,000
Series 18-C, 2.30%, 1/01/35	3,000	3,000,000
North Carolina HFA, Home Ownership Revenue
Refunding Bonds, FLOATS, VRDN, AMT, Series 1784,
2.33%, 1/01/39 (a)(b)	4,947	4,947,000
North Carolina Medical Care Commission, Health
Care Facilities Revenue Bonds (Novant Health Inc.),
VRDN, Series A, 2.08%, 11/01/34 (a)	58,450	58,450,000
North Carolina Medical Care Commission, Health
Care Facilities, Revenue Refunding Bonds (Duke
University Health System), VRDN (a):
Series B, 2.07%, 6/01/28	22,400	22,400,000
Series C, 2.07%, 6/01/28	10,400	10,400,000
North Carolina Medical Care Commission, Hospital
Revenue Bonds (Moses H. Cone Memorial Health
System), VRDN (a):
Series A, 2%, 10/01/35	33,650	33,650,000
Series B, 2%, 10/01/35	26,500	26,500,000
North Carolina Medical Care Commission, Hospital
Revenue Refunding Bonds (Duke University
Hospital Project), VRDN, 1.63%, 6/01/23 (a)	23,550	23,550,000
North Carolina State, GO, MERLOTS, VRDN,
Series A23, 2.25%, 3/01/27 (a)(b)	4,500	4,500,000
Raleigh, North Carolina, Combined Enterprise System
Revenue Bonds, ROCS, VRDN, Series II-R-645,
2.24%, 3/01/36 (a)(b)	6,400	6,400,000
Union County, North Carolina, GO, Refunding, VRDN,
Series A, 2.07%, 3/01/29 (a)	2,335	2,335,000
University of North Carolina, University Revenue
Bonds, PUTTERS, VRDN, Series 2634,
2.29%, 12/01/15 (a)	12,715	12,715,000
University of North Carolina, University
Revenue Refunding Bonds, VRDN, Series B,
2.08%, 12/01/25 (a)	4,100	4,100,000
Wake County, North Carolina, GO, VRDN, Series A,
2.15%, 4/01/19 (a)	45,250	45,250,000
Wake County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority Revenue
Bonds (Solid Waste Disposal-Highway 55), VRDN,
AMT, 2.20%, 9/01/13 (a)	2,700	2,700,000

		532,417,000

See Notes to Financial Statements.

24 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Schedule of Investments (continued) Master Tax-Exempt LLC

 (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

North Dakota — 0.1%
Cass County, North Dakota, Health Facilities Revenue
Bonds (Essentia Health — Saint Mary’s Duluth
Clinic), VRDN, Series A-1, 2.05%, 2/15/37 (a)(n)	$ 10,185	$10,185,000

Ohio — 2.2%
Ashland, Ohio, Various Purpose Improvement Notes,
GO, 4.25%, 5/22/08	2,000	2,001,451
Avon, Ohio, BAN, 3.95%, 5/29/08	1,500	1,500,558
Berea, Ohio, BAN (Municipal Court Construction),
4%, 7/03/08	1,500	1,500,851
Brecksville, Ohio, BAN, 4%, 7/03/08	975	975,554
Brookville, Ohio, GO, BAN, 4.25%, 4/25/08	2,285	2,285,797
Brunswick, Ohio, Special Assessment Improvement,
BAN, 3.90%, 4/03/08	1,930	1,930,035
Buckeye Tobacco Settlement Financing Authority,
Ohio, Tobacco Settlement Asset-Backed
Bonds, FLOATS, VRDN, Series 2125,
2.31%, 6/01/17 (a)(b)	9,478	9,477,500
Cleveland, Ohio, Water Revenue Refunding Bonds,
VRDN, Series M, 1.95%, 1/01/33 (a)(e)	37,195	37,195,000
Columbus, Ohio, City School District, GO, TOCS, VRDN,
Series H, 2.23%, 10/11/12 (a)(b)(e)	5,500	5,500,000
Dayton-Montgomery County Port Authority, Ohio,
Special Airport Facilities Revenue Bonds
(Wilmington Air Park LLC), VRDN, AMT (a):
Series B, 2.26%, 2/01/37	11,000	11,000,000
Series C, 2.26%, 2/01/37	8,000	8,000,000
Deerfield Township, Ohio, GO, BAN, 3.45%, 11/18/08	3,050	3,050,000
Dover, Ohio, Municipal Electric System Improvement
Notes, GO, 4.25%, 6/05/08	2,840	2,842,614
Fairfield, Ohio, Golf Course Improvements, GO, BAN,
4%, 12/05/08	2,000	2,007,231
Grove City, Ohio, Construction and Improvement
Notes, GO, 2.32%, 3/12/09	9,530	9,530,240
Hamilton County, Ohio, Sales Tax Revenue
Refunding Bonds, PUTTERS, VRDN, Series 2555,
2.29%, 12/01/14 (a)(b)(c)(e)	10,000	10,000,000
Hamilton County, Ohio, Student Housing Revenue
Bonds (Block 3 Community Urban Redevelopment
Corporation Project), VRDN, 2.32%, 8/01/36 (a)	8,875	8,875,000
Licking County, Ohio, GO, Refunding (Buckeye Lake
Project), BAN, 4%, 8/27/08	4,000	4,009,375
Mahoning County, Ohio, Hospital Facilities Revenue
Bonds (Mahoning Valley Hospital, Inc. Project),
VRDN, 2.70%, 12/01/33 (a)	3,000	3,000,000
Marysville, Ohio, GO, BAN, 4.125%, 6/05/08	3,370	3,372,608
Mercer County, Ohio, Detention Facility, GO, BAN,
2.75%, 3/10/09	1,500	1,506,904
Municipal Securities Trust Certificates, Princeton,
Ohio, City School District, GO, VRDN,
Series SGB 50-A, 2.28%, 12/01/30 (a)(b)(g)	2,370	2,370,000
North Olmsted, Ohio, Capital Improvement and
Equipment, BAN, 3.90%, 4/03/08	780	780,014
Ohio State Air Quality Development Authority,
Revenue Refunding Bonds (Cincinnati Gas and
Electric), VRDN (a):
Series A, 2.40%, 9/01/30	7,900	7,900,000
Series B, 2.55%, 9/01/30	16,300	16,300,000

	Par
Municipal Bonds	(000)	Value

Ohio (concluded)
Ohio State, GO, Common Schools, VRDN (a):
Series A, 1.95%, 3/15/25	$ 21,785	$21,785,000
Series B, 1.95%, 3/15/25	31,115	31,115,000
Ohio State, GO, Refunding, VRDN, Series D,
1.90%, 2/01/19 (a)	10,200	10,200,000
Ohio State Solid Waste Revenue Bonds
(Republic Services, Inc. Project), VRDN, AMT,
2.65%, 11/01/35 (a)	2,500	2,500,000
Ohio State University, General Receipts Revenue
Bonds, VRDN, Series B, 1.95%, 6/01/35 (a)	600	600,000
Ohio State Water Development Authority, Pollution
Control Facilities, Revenue Refunding Bonds
(FirstEnergy Nuclear Generation Corporation
Project), VRDN, AMT, Series A, 2%, 8/01/33 (a)	30,000	30,000,000
Ohio State Water Development Authority, Revenue
Refunding Bonds, BAN, 2%, 11/06/08	3,810	3,815,239
Strongsville, Ohio, GO, BAN, 2.60%, 12/11/08	1,725	1,729,112
Student Loan Funding Corporation, Cincinnati, Ohio,
Student Loan Revenue Refunding Bonds, VRDN,
AMT, Senior Series A-2, 2.17%, 8/01/10 (a)	6,000	6,000,000
Wapakoneta, Ohio, City School District, GO, BAN,
3.50%, 6/26/08	4,100	4,105,785

		268,760,868

Oklahoma — 0.3%
Oklahoma State Development Finance Authority
Revenue Bonds (ConocoPhillips Company Project),
VRDN, AMT (a):
2.35%, 12/01/38	5,000	5,000,000
Series B, 2.35%, 8/01/37	2,500	2,500,000
Oklahoma State, HFA, S/F Mortgage Revenue
Refunding Bonds, VRDN, 2.70%, 3/01/09	10,527	10,527,000
Oklahoma State Turnpike Authority, Second Senior
Revenue Refunding Bonds, VRDN (a):
Series C, 2%, 1/01/28	9,405	9,405,000
Series E, 2%, 1/01/28	14,900	14,900,000

		42,332,000

Oregon — 0.5%
ABN AMRO MuniTops Certificates Trust,
Portland, Oregon, GO, VRDN, Series 2001-4,
2.26%, 6/01/09 (a)(b)(g)	11,730	11,730,000
Clackamas County, Oregon, Hospital Facility Authority
Revenue Bonds (Legacy Health System), VRDN,
2.07%, 2/15/30 (a)	8,875	8,875,000
Klamath Falls, Oregon, Electric Revenue Refunding
Bonds (Klamath Cogeneration Project), Senior Lien,
VRDN, 6%, 1/01/09 (a)(f)	30,000	31,225,290
Oregon State, EDR (SP Newsprint Company Project),
VRDN, AMT, Series 203, 1.40%, 12/01/26 (a)	9,200	9,200,000

		61,030,290

Pennsylvania — 4.5%
Allegheny County, Pennsylvania, Hospital
Development Authority Revenue Bonds, VRDN (a):
PUTTERS, Series 2327, 2.29%, 2/01/11 (b)	6,000	6,000,000
(University of Pittsburgh Medical Center),
Series B-1, 2.35%, 12/01/16	6,293	6,293,000

See Notes to Financial Statements.

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

25

Schedule of Investments (continued) Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania (continued)
Butler County, Pennsylvania, IDA, Revenue Bonds
(Concordia Lutheran Ministers), VRDN, Series A,
2.10%, 4/01/30 (a)	$ 5,000	$5,000,000
Delaware Valley Regional Finance Authority,
Pennsylvania, Local Government Revenue Bonds,
VRDN, Series D, 1.95%, 12/01/20 (a)	25,000	25,000,000
Emmaus, Pennsylvania, General Authority Revenue
Bonds (Pennsylvania Loan Program), VRDN,
Series A, 2.24%, 3/01/30 (a)(e)	13,200	13,200,000
Erie County, Pennsylvania, Hospital Authority
Revenue Bonds, FLOATS, VRDN, Series 2407,
2.31%, 7/01/22 (a)(g)	15,495	15,495,000
Moon, Pennsylvania, IDA, First Mortgage Revenue
Bonds (Providence Point Project), VRDN,
2%, 7/01/38 (a)	29,400	29,400,000
Municipal Securities Trust Certificates, Delaware
Valley Regional Finance Authority, Pennsylvania,
Local Government Revenue Bonds, VRDN,
Series SGC 15, Class A, 2.29%, 6/01/27 (a)(b)	13,230	13,230,000
New Garden General Authority, Pennsylvania, Revenue
Bonds (Municipal Pooled Financing Program II),
VRDN, 1.95%, 12/01/33 (a)(e)	35,895	35,895,000
Northampton County, Pennsylvania, Higher Education
Authority Revenue Bonds (Lehigh University), VRDN,
Series A, 1.90%, 11/15/21 (a)	16,215	16,215,000
Pennsylvania Economic Development Financing
Authority, Wastewater Treatment Revenue Refunding
Bonds (Sunoco Inc. — R & M Project), VRDN, AMT,
Series B, 2.58%, 10/01/34 (a)	6,700	6,700,000
Pennsylvania HFA, S/F Mortgage Revenue Bonds,
VRDN, AMT (a):
Series 86B, 2.15%, 4/01/35	9,640	9,640,000
Series 87C, 2.25%, 10/01/35	17,300	17,300,000
Series 89, 2.15%, 10/01/35	43,970	43,970,000
Pennsylvania HFA, S/F Mortgage Revenue Refunding
Bonds, VRDN, AMT (a):
Series 91B, 2.15%, 10/01/36	9,200	9,200,000
Series 99C, 2.15%, 10/01/23	5,100	5,100,000
Pennsylvania State, GO, FLOATS, VRDN, Series 2223,
2.16%, 8/01/17 (a)(b)	5,380	5,380,000
Pennsylvania State Higher Educational Facilities
Authority, Revenue Refunding Bonds (Thomas
Jefferson University), VRDN, Series A,
2.05%, 2/01/34 (a)	3,600	3,600,000
Pennsylvania State Turnpike Commission, Registration
Fee Revenue Refunding Bonds, VRDN, Series B,
1.95%, 7/15/41 (a)(e)	10,750	10,750,000
Pennsylvania State Turnpike Commission, Turnpike
Revenue Bonds, FLOATS, VRDN, Series 1402,
2.71%, 12/01/24 (a)(b)(c)	11,920	11,920,000
Pennsylvania State Turnpike Commission, Turnpike
Revenue Refunding Bonds, VRDN (a):
Series B, 2.21%, 12/01/12	9,030	9,030,000
Series U, 1.90%, 12/01/19	7,900	7,900,000
Philadelphia, Pennsylvania, Authority for IDR,
Refunding (Fox Chase Cancer Center Project),
VRDN, Series A, 1.25%, 7/01/31 (a)	8,200	8,200,000

	Par
Municipal Bonds	(000)	Value

Pennsylvania (concluded)
Philadelphia, Pennsylvania, Gas Works, CP,
1%, 5/12/08	$ 22,500	$22,500,000
Philadelphia, Pennsylvania, Gas Works
Revenue Refunding Bonds, VRDN, Series 6,
2.07%, 8/01/31 (a)(e)	59,200	59,200,000
Philadelphia, Pennsylvania, School District, GO, TRAN,
Series A, 4.50%, 6/27/08	19,750	19,785,831
Philadelphia, Pennsylvania, Water and Wastewater
Revenue Refunding Bonds, VRDN, Series B,
2.05%, 8/01/18 (a)(e)	15,115	15,115,000
Pittsburgh, Pennsylvania, Water and Sewer Authority,
Water and Sewer System Revenue Refunding
Bonds, First Lien, VRDN, Series B-1,
1.78%, 9/01/33 (a)(e)	30,800	30,800,000
Saint Mary Hospital Authority of Bucks County,
Pennsylvania, Revenue Bonds (Catholic Health
Initiatives), VRDN, Series C, 2.05%, 5/01/44 (a)	30,000	30,000,000
University of Pittsburgh, Pennsylvania, The
Commonwealth System of Higher Education,
Revenue Bonds (University Capital Project),
VRDN (a):
Series A, 2.08%, 9/15/39	11,600	11,600,000
Series C, 2.10%, 9/15/35	13,000	13,000,000
University of Pittsburgh, Pennsylvania, The
Commonwealth System of Higher Education,
Revenue Refunding Bonds (University Capital
Project), VRDN, Series A (a):
2.08%, 9/15/15	6,000	6,000,000
2.08%, 9/15/19	5,650	5,650,000
2.08%, 9/15/22	3,900	3,900,000
Washington County, Pennsylvania, Authority Revenue
Refunding Bonds (University of Pennsylvania),
VRDN, 1.78%, 7/01/34 (a)	8,000	8,000,000

		539,968,831

Rhode Island — 0.3%
East Providence, Rhode Island, GO, TAN, 3%, 7/09/08	5,000	5,002,021
Rhode Island Housing and Mortgage Finance
Corporation Revenue Bonds, ROCS, VRDN,
Series II-R-599, 2.24%, 4/01/33 (a)(b)	5,345	5,345,000
Rhode Island State and Providence Plantations,
VRDN (a)(b)(g):
COP, PUTTERS, Series 978, 2.41%, 10/01/15	5,685	5,685,000
GO, FLOATS, Series 568, 2.21%, 9/01/17	25,895	25,895,000

		41,927,021

South Carolina — 1.9%
ABN AMRO MuniTops Certificates Trust, South
Carolina Transportation Infrastructure Bank
Revenue Bonds, VRDN, Series 2002-32,
3.01%, 10/01/10 (a)(b)(c)	22,575	22,575,000
Bank of America Macon Trust, South Carolina
Jobs EDA, Revenue Bonds, VRDN, Series
2007-303, 2.25%, 2/01/12 (a)(b)	9,080	9,080,000

See Notes to Financial Statements.

26 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Schedule of Investments (continued) Master Tax-Exempt LLC

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

South Carolina (concluded)
Berkeley County, South Carolina, Exempt Facilities,
Industrial Revenue Bonds (Amoco Chemical
Company Project), VRDN, AMT (a):
1.35%, 4/01/27	$ 1,600	$1,600,000
1.35%, 4/01/28	26,700	26,700,000
1.35%, 5/01/38	12,900	12,900,000
Eagle Tax-Exempt Trust, South Carolina
State Public Service Authority, Revenue
Bonds, VRDN, Series 2006-0007, Class A,
2.30%, 1/01/36 (a)(b)(g)	11,500	11,500,000
Florence County, South Carolina, Solid Waste
Disposal and Wastewater Treatment Revenue
Bonds (Roche Carolina Inc. Project), VRDN,
AMT, 1.40%, 4/01/27 (a)	6,780	6,780,000
Greenwood County, South Carolina, Exempt
Facility Industrial Revenue Refunding Bonds
(Fuji Photo Film Project), VRDN, AMT,
2.38%, 9/01/11 (a)	12,200	12,200,000
South Carolina Housing Finance and
Development Authority, Mortgage Revenue
Bonds, VRDN, AMT (a)(b):
PUTTERS, Series 1388, 2.81%, 7/01/10 (c)	5,110	5,110,000
ROCS,Series II-R-398, 2.35%, 7/01/34 (e)	2,030	2,030,000
South Carolina Jobs EDA, EDR (Bon
Secours Health System Inc.), VRDN,
2.05%, 11/01/42 (a)(e)	32,425	32,425,000
South Carolina Jobs, EDA, EDR (Holcim (US) Inc.
Project), VRDN, AMT, 2.40%, 12/01/33 (a)	12,500	12,500,000
South Carolina Jobs, EDA, Hospital Facilities
Revenue Bonds (Sisters of Charity Providence
Hospitals), VRDN, 2.10%, 11/01/31 (a)	37,255	37,255,000
South Carolina Public Service Authority, CP,
1.90%, 4/01/08	5,600	5,600,000
South Carolina State Ports Authority, Ports
Revenue Bonds, FLOATS, VRDN, AMT,
Series 2291, 2.24%, 7/01/26 (a)(b)(e)	10,425	10,425,000
South Carolina State Public Service Authority
Revenue Bonds, ROCS, VRDN, Series II-R-6007,
2.39%, 1/01/22 (a)(b)(c)	4,495	4,495,000
Spartanburg, South Carolina, Waterworks Revenue
Bonds, ROCS, VRDN, Series II-R-11020PB,
2.29%, 6/01/36 (a)(b)(e)	13,385	13,385,000

		226,560,000

South Dakota — 0.0%
Lawrence County, South Dakota, Solid Waste
Disposal Revenue Bonds (Homestake Mining),
VRDN, AMT, Series A, 1.21%, 7/01/32 (a)	4,200	4,200,000

Tennessee — 3.5%
BNP Paribas STARS Certificates Trust, The
Tennergy Corporation, Tennessee, Gas
Revenue Bonds, VRDN, Series 2006-001,
2.29%, 5/01/16 (a)(b)	10,000	10,000,000
Blount County, Tennessee, Public Building
Authority, Local Government Public
Improvement Revenue Bonds, VRDN, Series D-3-A,
1.45%, 6/01/34 (a)	850	850,000

	Par
Municipal Bonds	(000)	Value

Tennessee (concluded)
Chattanooga, Tennessee, Health, Education
and Housing Facility Board Revenue Bonds
(The McCallie School Project), VRDN,
2.09%, 7/01/25 (a)	$ 15,950	$15,950,000
Clarksville, Tennessee, Public Building Authority,
Pooled Financing Revenue Bonds (Tennessee
Municipal Bond Fund), VRDN (a):
2.10%, 11/01/27	22,935	22,935,000
2.10%, 6/01/29	37,940	37,940,000
1.15%, 2/01/38	70,000	70,000,000
Franklin, Tennessee, Public Building Authority, Local
Government Public Improvement Revenue Bonds,
VRDN, Series 101-A-1, 1.45%, 6/01/19 (a)	2,000	2,000,000
Metropolitan Government of Nashville and Davidson
County, Tennessee, Health and Educational
Facilities Board Revenue Bonds (Ascension Health),
VRDN, 1.70%, 11/15/31 (a)	33,000	33,000,000
Metropolitan Government of Nashville and Davidson
County, Tennessee, IDB, Revenue Bonds (Nashville
Symphony Hall Project), VRDN, Series A,
2.10%, 12/01/31 (a)	13,608	13,608,000
Montgomery County, Tennessee, Public Building
Authority, Pooled Financing Revenue Bonds
(Tennessee County Loan Pool), VRDN,
1.15%, 2/01/36 (a)	49,350	49,350,000
Morgan Keegan Municipal Products, Inc.,
Tennessee, Revenue Bonds, VRDN, AMT, Series F,
2.55%, 8/12/10 (a)(b)	41,525	41,525,000
Municipal Energy Acquisition Corporation, Tennessee,
Gas Revenue Bonds, PUTTERS, VRDN, Series 1578,
2.29%, 2/01/13 (a)(b)	38,715	38,715,000
Sevier County, Tennessee, Public Building Authority,
Local Government Public Improvement Revenue
Bonds, VRDN, Series IV-A-4, 1.40%, 6/01/20 (a)(e)	6,000	6,000,000
Shelby County, Tennessee, GO, Refunding, VRDN,
Series A, 2.15%, 3/01/22 (a)	7,355	7,355,000
Shelby County, Tennessee, Public Improvement and
Schools, GO, VRDN, Series B, 2%, 4/01/30 (a)	10,000	10,000,000
Tennessee State School Bond Authority, CP,
0.75%, 4/07/08	17,000	17,000,000
The Tennergy Corporation, Tennessee, Gas Revenue
Bonds, PUTTERS, VRDN, Series 1258Q,
2.29%, 11/01/13 (a)(b)	49,875	49,875,000

		426,103,000

Texas — 17.7%
Austin, Texas, Water and Wastewater System, Revenue
Refunding Bonds, ROCS, VRDN, Series II-R-6029,
2.39%, 11/15/24 (a)(b)(c)	4,465	4,465,000
Brazos Harbor, Texas, Industrial Development
Corporation, Environmental Facilities Revenue
Bonds (ConocoPhillips Company Project), VRDN,
AMT, 2.35%, 8/01/38 (a)	4,500	4,500,000
Brazos River Authority, Texas, Harbor Navigational
District, Brazoria County Revenue Bonds
(BASF Corporation Project), VRDN, AMT,
1.26%, 4/01/32 (a)	10,000	10,000,000

See Notes to Financial Statements.

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

27

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value

Texas (continued)
Brazos River Authority, Texas, PCR, Refunding (TXU
Energy Company LLC), VRDN, AMT, Series D-1,
2.30%, 5/01/33 (a)	$ 64,360 $	64,360,000
Brazos River Harbor Navigation District, Texas,
Brazoria County Environmental Revenue Bonds
(Dow Chemical Company), VRDN (a):
Series A-2, 1.45%, 5/15/33	4,200	4,200,000
Series B-1, 1.40%, 5/15/33	2,400	2,400,000
Brazos River, Texas, Harbor Industrial Development
Corporation Revenue Bonds (BASF Corporation
Project), VRDN, AMT (a):
2.30%, 10/01/36	25,000	25,000,000
2.30%, 5/01/38	25,000	25,000,000
Central Texas Housing Finance Corporation, S/F
Mortgage Revenue Bonds, VRDN, AMT, Series A,
1.81%, 7/01/08 (a)	4,100	4,100,000
Clipper Tax-Exempt Certificates Trust, Texas,
Revenue Bonds, VRDN, Series 2007-46,
2.24%, 8/01/17 (a)(b)(n)	10,000	10,000,000
Collin County, Texas, GO, FLOATS, VRDN, Series 42-TP,
2.27%, 2/15/26 (a)(b)	10,925	10,925,000
Corpus Christi, Texas, Business and Job Development
Corporation, Sales Tax Revenue Refunding
Bonds, ROCS, VRDN, Series II-R-2001,
2.80%, 9/01/17 (a)(b)(c)	7,210	7,210,000
Corpus Christi, Texas, Utility System Revenue
Refunding Bonds, ROCS, VRDN, Series II-R-2149,
2.29%, 7/15/24 (a)(b)(e)	3,685	3,685,000
Cypress-Fairbanks, Texas, Independent School
District, GO, FLOATS, VRDN, Series 86TP,
2.27%, 2/15/30 (a)(b)(g)	2,555	2,555,000
Dallas-Fort Worth, Texas, International Airport
Revenue Bonds, VRDN, AMT (a)(b):
PUTTERS, Series 350, 3.50%, 5/01/11 (g)	7,140	7,140,000
PUTTERS, Series 351, 2.39%, 5/01/08 (e)	2,500	2,500,000
ROCS, Series II-R-12084, 2.37%, 11/01/13 (c)(e)	8,430	8,430,000
Denton, Texas, Independent School District, GO,
VRDN, Series 2005-A, 2.13%, 8/01/35 (a)	2,500	2,500,000
Deutsche Bank SPEARS/LIFERS Trust, Brownsville,
Texas, Utility System Revenue Bonds, SPEARS,
VRDN, Series DBE-533, 2.27%, 9/01/21 (a)(b)(c)	1,900	1,900,000
Deutsche Bank SPEARS/LIFERS Trust, Dickinson,
Texas, Independent School District, GO, SPEARS,
VRDN, Series DB-541, 2.27%, 2/15/33 (a)(b)	1,890	1,890,000
Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN,
Series 01, Class 4311, 2.25%, 8/15/26 (a)(b)	4,915	4,915,000
Eagle Tax-Exempt Trust, San Antonio, Texas, Water
Revenue Refunding Bonds, VRDN, Series
2006-0005, Class A, 2.30%, 5/15/40 (a)(b)(g)	21,500	21,500,000
Fort Bend County, Texas, GO, MSTR, VRDN, SGB-46-A,
2.28%, 3/01/32 (a)(b)(g)	4,500	4,500,000
Galena Park, Texas, Independent School District,
GO, Refunding, FLOATS, VRDN, Series SG-153,
2.27%, 8/15/23 (a)(b)	12,250	12,250,000
Grapevine, Texas, Industrial Development Corporation,
Airport Revenue Refunding Bonds (Southern Air
Transport), VRDN, 2.20%, 3/01/10 (a)	5,300	5,300,000

See Notes to Financial Statements.

Master Tax-Exempt LLC	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Texas (continued)
Gulf Coast IDA, Texas, Environmental Facilities
Revenue Bonds (Citgo Petroleum Corporation
Project), VRDN, AMT, 1.37%, 10/01/32 (a)	$ 8,400 $	8,400,000
Gulf Coast IDA, Texas, Environmental
Facilities Revenue Refunding Bonds (Citgo
Petroleum Corporation Project), VRDN, AMT,
1.37%, 3/01/31 (a)	16,200	16,200,000
Gulf Coast IDA, Texas, Exempt Facilities Revenue
Bonds (BP Global Power Corporation), VRDN, AMT,
1.35%, 4/01/38 (a)	8,900	8,900,000
Gulf Coast IDA, Texas, Solid Waste Disposal Revenue
Bonds (Citgo Petroleum Corporation Project), VRDN,
AMT, 1.37%, 4/01/26 (a)	9,800	9,800,000
Gulf Coast Waste Disposal Authority, Texas,
Environmental Facilities Revenue Bonds, VRDN,
AMT (a):
(American Aeryl LP Project), 2.27%, 5/01/38	19,000	19,000,000
(BP Products North America Project),
1.35%, 7/01/34	25,000	25,000,000
(BP Products North America Project),
1.35%, 7/01/42	64,700	64,700,000
Gulf Coast Waste Disposal Authority, Texas,
Environmental Facilities Revenue Refunding Bonds
(BP Products North America Project), VRDN, AMT,
1.35%, 7/01/36 (a)	31,200	31,200,000
Gulf Coast Waste Disposal Authority, Texas, PCR
(Amoco Oil Company Project), VRDN, AMT,
1.35%, 5/01/23 (a)	5,000	5,000,000
Gulf Coast Waste Disposal Authority, Texas, Revenue
Bonds, VRDN, AMT (a):
(Air Products Project), 2.35%, 12/01/39	2,200	2,200,000
(Waste Management Inc.), Series A,
2.20%, 4/01/19	2,500	2,500,000
Gulf Coast Waste Disposal Authority, Texas, Revenue
Refunding Bonds (Amoco Oil Company Project),
VRDN, AMT, 1.35%, 8/01/23 (a)	21,300	21,300,000
Harris County, Texas, Flood Control District, GO,
Refunding, VRDN, Series B, 2.15%, 10/01/24 (a)	14,270	14,270,000
Harris County, Texas, Health Facilities Development
Corporation, Hospital Revenue Refunding Bonds
(Memorial Hermann Healthcare System), VRDN,
Series A, 2.05%, 6/01/27 (a)(e)	7,100	7,100,000
Harris County, Texas, Health Facilities Development
Corporation, Revenue Refunding Bonds, VRDN (a):
(Methodist Hospital System), Series A,
2.07%, 12/01/32	135,600	135,600,000
(Saint Luke’s Episcopal Hospital), Series B,
1.30%, 2/15/31	50,005	50,005,000
Harris County, Texas, Industrial Development
Corporation, Solid Waste Disposal Revenue Bonds
(Deer Park Limited Partnership), VRDN, AMT (a):
1.48%, 2/01/23	28,050	28,050,000
Series A, 1.48%, 6/01/17	36,600	36,600,000
Harris County, Texas, Revenue Refunding
Bonds, ROCS, VRDN, Series II-R-1030,
2.29%, 8/15/17 (a)(b)(e)	2,365	2,365,000

28 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Schedule of Investments (continued) Master Tax-Exempt LLC

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Texas (continued)
Houston, Texas, Airport System, CP, 1%, 6/02/08	$ 7,500	$ 7,500,000
Houston, Texas, Airport System Revenue Refunding
Bonds, ROCS, VRDN, Series II-R-12046,
2.30%, 7/01/12 (a)(b)	13,200	13,200,000
Houston, Texas, Higher Education Finance
Corporation, Higher Education Revenue
Bonds, PUTTERS, VRDN, Series 1865,
2.29%, 5/15/15 (a)(b)	9,235	9,235,000
Houston, Texas, Independent School District, GO,
VRDN, 3.75%, 6/15/31 (a)	42,275	42,280,191
Houston, Texas, Utility System Revenue
Bonds, PUTTERS, VRDN, Series 2493,
2.29%, 11/15/15 (a)(b)	1,650	1,650,000
Houston, Texas, Utility System Revenue Refunding
Bonds, ROCS, VRDN, Series II-R-4063,
2.29%, 5/15/21 (a)(b)(e)	5,330	5,330,000
Houston, Texas, Water and Sewer Enterprise, Revenue
Refunding Bonds, ROCS, VRDN, Series II-R-787,
2.30%, 12/01/28 (a)(b)(e)	3,370	3,370,000
Houston, Texas, Water and Sewer System, Revenue
Refunding Bonds, ROCS, VRDN, Series II-R-630,
2.30%, 12/01/20 (a)(b)(e)	5,465	5,465,000
Katy, Texas, Independent School District, School
Building, GO, VRDN, 2.15%, 8/15/33 (a)	6,300	6,300,000
League City, Texas, Waterworks and Sewer System
Revenue Bonds, FLOATS, VRDN, Series 2249,
2.21%, 2/15/28 (a)(b)	5,465	5,465,000
Lehman Municipal Trust Receipts, Waco, Texas,
Educational Finance Corporation Revenue
Bonds, FLOATS, VRDN, Series 2008-F59W,
2.40%, 2/01/36 (a)	8,450	8,450,000
Lower Neches Valley Authority, Texas, Industrial
Development Corporation, Exempt Facilities
Revenue Refunding Bonds (Exxon Mobil
Corporation Project), VRDN, AMT, Series B,
1%, 11/01/29 (a)	20,655	20,655,000
North Texas Municipal Water District, Texas, Water
System Revenue Bonds, VRDN (a)(b)(g):
PUTTERS, Series 2488, 2.41%, 9/01/14	3,865	3,865,000
ROCS, Series II-R-593PB, 2.29%, 9/01/35	8,435	8,435,000
North Texas Thruway Authority Revenue Bonds, BAN,
4.125%, 11/19/08	510,000	510,009,986
Plano, Texas, Independent School District,
GO, PUTTERS, VRDN, Series 1428,
2.29%, 8/15/10 (a)(b)	3,360	3,360,000
Port Arthur, Texas, Navigation District, Environmental
Facilities Revenue Refunding Bonds
(Motiva Enterprises Project), VRDN, AMT,
2.55%, 12/01/27 (a)	17,335	17,335,000
Port Arthur, Texas, Navigation District, Industrial
Development Corporation, Exempt Facilities
Revenue Bonds (Air Products and Chemicals
Project), VRDN, AMT (a):
2.35%, 4/01/36	10,000	10,000,000
1.43%, 5/01/40	8,400	8,400,000

	Par
Municipal Bonds	(000)	Value

Texas (continued)
Port Arthur, Texas, Navigation District Revenue Bonds,
VRDN, AMT (a):
(Atofina Petrochemicals), Series B,
2.20%, 4/01/27	$ 10,000	$ 10,000,000
(BASF Corporation Project), 1.26%, 4/01/33	25,000	25,000,000
(Fina Oil and Chemical Company Project),
1.21%, 5/01/33	7,000	7,000,000
Port Corpus Christi, Texas, Industrial Development
Corporation, Environmental Facilities Revenue
Bonds (Citgo Petroleum Corporation Project), VRDN,
AMT, 1.37%, 8/01/28 (a)	13,000	13,000,000
Port of Corpus Christi Authority, Texas, Nueces County
Solid Waste Disposal, Revenue Refunding Bonds
(Flint Hills Resources LP Project), VRDN, AMT,
Series A, 2.51%, 7/01/29 (a)	22,650	22,650,000
Port of Houston Authority, Harris County, Texas, CP:
1.99%, 4/01/08	10,449	10,449,000
2.25%, 4/01/08	19,527	19,527,000
2.10%, 6/06/08	48,405	48,405,000
1.80%, 6/26/08	7,816	7,816,000
Royal Bank of Canada Municipal Products, Inc.,
Texas State Affordable Housing Corporation
Revenue Bonds, FLOATS, VRDN, AMT, Series S-4,
2.34%, 1/01/19 (a)(b)(d)(j)(n)	5,740	5,740,000
Red River Authority, Texas, Solid Waste Disposal
Revenue Bonds (Panda Hereford Ethanol Project),
VRDN, AMT, 2.29%, 7/01/30 (a)	11,000	11,000,000
Red River, Texas, Education Finance Revenue Bonds
(Texas Christian University), VRDN (a):
2.18%, 3/01/30	24,900	24,900,000
2.25%, 3/15/35	14,500	14,500,000
San Antonio, Texas, Independent School District,
GO, Refunding, PUTTERS, VRDN, Series 1726,
2.29%, 8/15/14 (a)(b)	3,100	3,100,000
Sheldon, Texas, Independent School District,
GO, PUTTERS, VRDN, Series 2009,
2.29%, 2/15/14 (a)(b)(e)	5,225	5,225,000
Socorro, Texas, Independent School District,
GO, ROCS, VRDN, Series II-R-2222,
2.24%, 8/15/22 (a)(b)	4,110	4,110,000
Southwest Texas Higher Education Authority
Incorporated, Revenue Refunding Bonds
(Southern Methodist University), VRDN,
1.25%, 7/01/15 (a)	3,900	3,900,000
Texas Municipal Gas Acquisition and Supply
Corporation II, Gas Supply Revenue Bonds,
VRDN (a)(b):
FLOATS, Series 85, 2.33%, 9/15/18	10,000	10,000,000
ROCS, Series II-R-10014, 2.31%, 9/15/18	11,000	11,000,000
ROCS, Series II-R-10015, 2.31%, 9/15/18	5,900	5,900,000
Texas State, College Student Loan, GO, Refunding,
VRDN, AMT (a):
3.85%, 7/01/08	54,160	54,160,000
3.75%, 2/01/13	10,000	10,000,000
Texas State Department of Housing and Community
Affairs, S/F Mortgage Revenue Refunding Bonds,
VRDN, AMT, Series A, 2.25%, 9/01/36 (a)	5,250	5,250,000

See Notes to Financial Statements.

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

29

Schedule of Investments (continued) Master Tax-Exempt LLC

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Texas (concluded)
Texas State, GO, FLOATS, VRDN, Series 66TP,
2.27%, 4/01/30 (a)(b)	$ 7,965	$ 7,965,000
Texas State, GO, PUTTERS, VRDN (a)(b):
Series 2490, 2.29%, 4/01/15	1,850	1,850,000
Series 2491, 2.29%, 10/01/13	1,525	1,525,000
Texas State, GO, TRAN, 4.50%, 8/28/08	220,000	220,710,724
Texas State, GO (Veterans’ Housing Assistance
Program Fund II), VRDN, AMT (a):
Series A, 2.20%, 6/01/35	13,100	13,100,000
Series A, 2.25%, 6/01/37	6,850	6,850,000
Series B, 2.20%, 6/01/34	23,400	23,400,000
Series B, 2.30%, 6/01/38	20,000	20,000,000
Texas State Transportation Commission, First
Tier Revenue Bonds, VRDN, Series B,
2.08%, 4/01/26 (a)	23,800	23,800,000
Texas State Turnpike Authority, Central Texas Turnpike
System, CP, 1.50%, 5/01/08	16,500	16,500,000
University of Texas, CP, 1.50%, 7/07/08	10,000	10,000,000
University of Texas, Financing System Revenue
Refunding Bonds, VRDN, Series B (a):
2.07%, 8/01/32	8,000	8,000,000
1.95%, 8/01/33	7,000	7,000,000
2.10%, 8/01/39	11,400	11,400,000
Victoria County, Texas, Hospital Revenue Bonds,
FLOATS, VRDN, Series 2399, 2.31%, 1/01/16 (a)(c)	4,890	4,890,000

		2,139,342,901

Utah — 0.6%
Davis County, Utah, School District, GO, TAN,
4.50%, 6/30/08	12,000	12,021,840
Murray City, Utah, Hospital Revenue Bonds (IHC
Health Services, Inc.), VRDN, Series B (a):
2.07%, 5/15/36	12,600	12,600,000
1.30%, 5/15/37	4,950	4,950,000
Utah Transit Authority, Sales Tax Revenue Bonds,
VRDN (a)(b)(e):
PUTTERS, Series 1107B, 2.29%, 12/15/13	5,650	5,650,000
ROCS, Series II-R-609PB, 2.27%, 6/15/32	3,185	3,185,000
Weber County, Utah, Hospital Revenue Bonds (IHC
Health Services), VRDN (a):
Series A, 1.25%, 2/15/31	10,680	10,680,000
Series C, 1.30%, 2/15/35	25,550	25,550,000

		74,636,840

Vermont — 0.1%
Vermont Educational and Health Buildings Financing
Agency Revenue Bonds (Middlebury College
Project), VRDN, Series B, 3.40%, 11/01/32 (a)	7,050	7,050,000
Vermont HFA, S/F Revenue Bonds, VRDN, AMT,
Series 16 A, 2.27%, 5/01/32 (a)(e)	1,000	1,000,000

		8,050,000

	Par
Municipal Bonds	(000)	Value

Virginia — 1.8%
Alexandria, Virginia, IDA, Revenue Refunding
Bonds (Goodwin House Inc.), VRDN,
1.10%, 10/01/35 (a)	$ 7,000	$7,000,000
Chesterfield County, Virginia, EDA, Revenue
Refunding Bonds (Bon Secours Health System),
VRDN, Series C1, 2.05%, 11/01/42 (a)(e)	13,100	13,100,000
Clipper Tax-Exempt Certificates Trust, Virginia
Commonwealth Transportation Board
Revenue Bonds, VRDN, Series 2007-7,
2.24%, 5/01/15 (a)(b)(n)	15,460	15,460,000
Fairfax County, Virginia, IDA, Revenue Bonds (Inova
Health System Project), VRDN, Series A-2,
2.05%, 5/15/35 (a)	37,220	37,220,000
Henrico County, Virginia, Water and Sewer Revenue
Bonds, ROCS, VRDN, Series II-R-753 PB,
2.29%, 5/01/31 (a)(b)(g)	6,275	6,275,000
Loudoun County, Virginia, IDA, Revenue Bonds
(Howard Hughes Medical Institute), VRDN, Series F,
1.95%, 2/15/38 (a)	7,105	7,105,000
Montgomery County, Virginia, IDA, Revenue Refunding
Bonds (Virginia Tech Foundation Project), VRDN,
1.35%, 6/01/35 (a)	5,900	5,900,000
Norfolk, Virginia, CP, 1.55%, 5/06/08	65,800	65,800,000
Richmond, Virginia, IDA, Educational Facilities
Revenue Bonds (Church Schools in the Diocese of
Virginia), VRDN (a):
1.40%, 12/01/31	10,750	10,750,000
1.40%, 5/01/35	5,325	5,325,000
Richmond, Virginia, Public Utilities Revenue
Bonds, ROCS, VRDN, Series II-R-12180,
2.28%, 1/15/15 (a)(b)	6,055	6,055,000
Virginia College Building Authority, Educational
Facilities Revenue Refunding Bonds (University of
Richmond Project), VRDN, 1.35%, 11/01/36 (a)	28,600	28,600,000
Virginia State, HDA, Revenue Bonds, MERLOTS,
VRDN, AMT, Series B-19, 2.30%, 4/01/33 (a)(b)	3,000	3,000,000
Virginia State, HDA, Revenue Refunding
Bonds, MERLOTS, VRDN, AMT, Series C-42,
2.30%, 7/01/23 (a)(b)	4,000	4,000,000

		215,590,000

Washington — 2.3%
Bellevue, Washington, GO, ROCS, VRDN,
Series II-R-10302, 2.27%, 12/01/14 (a)(b)(d)(e)	3,000	3,000,000
Central Puget Sound, Washington, Regional
Transit Authority, Sales and Use Tax Revenue
Bonds, ROCS, VRDN, Series II-R-7510,
2.39%, 11/01/23 (a)(b)(c)	12,525	12,525,000
Chelan County, Washington, Public Utility District
Number 1, Columbia River-Rock Island
Hydroelectric Electric System, Revenue
Refunding Bonds, FLOATS, VRDN (a)(b)(g):
Series 2327, 2.21%, 6/01/27	8,475	8,475,000
Series 2328, 2.21%, 6/01/29	8,745	8,745,000

See Notes to Financial Statements.

30 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Schedule of Investments (continued) Master Tax-Exempt LLC

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Washington (continued)
Clark County, Washington, Public Utility District
Number 001, Generating System Revenue
Refunding Bonds, MSTR, VRDN, Series SGA-118,
1.30%, 1/01/25 (a)(b)(e)	$ 22,900	$ 22,900,000
Eclipse Funding Trust, Solar Eclipse Certificates, King
County, Washington, Sewer Revenue Bonds, VRDN,
Series 2007-0095, 2.20%, 1/01/17 (a)(b)(e)	3,335	3,335,000
Energy Northwest, Washington, Electric Revenue
Refunding Bonds (Project Number 3), VRDN,
Series D-3-1, 2.05%, 7/01/18 (a)(e)	25,800	25,800,000
Grant County, Washington, Public Utility District
Number 002, Electric Revenue Refunding
Bonds, ROCS, VRDN, Series II-R-2039,
2.27%, 1/01/19 (a)(b)(e)	8,815	8,815,000
King County, Washington, School District Number
410, Snoqualmie Valley, GO, ROCS, VRDN,
Series II-R-4513, 2.27%, 12/01/20 (a)(b)(e)	5,170	5,170,000
King County, Washington, School District Number
412 (Shoreline), GO, Refunding, FLOATS, VRDN,
Series 2440, 2.21%, 12/01/24 (a)(b)(e)	2,700	2,700,000
King County, Washington, Sewer Revenue
Bonds, ROCS, VRDN, Series II-R-10279,
2.29%, 7/01/17 (a)(b)	12,575	12,575,000
Lehman Municipal Trust Receipts, Washington
State Health Care Facilities Authority Revenue
Bonds, FLOATS, VRDN, Series 2008-F26W,
1.70%, 1/01/32 (a)(b)	7,700	7,700,000
Lewis County, Washington, Public Utility District
Number 001, Cowlitz Falls Hydroelectric Revenue
Refunding Bonds, ROCS, VRDN, Series II-R-4026,
2.29%, 10/01/23 (a)(b)(g)	2,245	2,245,000
Port Bellingham, Washington, Industrial Development
Corporation, Environmental Facilities Revenue
Bonds (BP West Coast Products LLC Project),
VRDN, AMT (a):
1.35%, 12/01/33	4,800	4,800,000
1.35%, 3/01/38	18,825	18,825,000
1.35%, 7/01/41	26,000	26,000,000
Port of Tacoma, Washington, GO, PUTTERS, VRDN,
Series 2439, 2.29%, 12/01/15 (a)(b)(e)	2,645	2,645,000
Seattle, Washington, Water System Revenue
Bonds, FLOATS, VRDN, Series 2170,
2.21%, 2/01/17 (a)(b)(e)	2,530	2,530,000
Spokane County, Washington, Spokane School
District Number 081, GO, ROCS, VRDN,
Series II-R-4000, 2.27%, 12/01/19 (a)(b)(e)	3,430	3,430,000
Tacoma, Washington, Convention Center and
Parking Revenue Bonds, ROCS, VRDN,
Series II-R-2144, 2.59%, 12/01/22 (a)(b)(g)	5,550	5,550,000
Washington State, CP, 1%, 5/02/08	13,400	13,400,000
Washington State, GO, FLOATS, VRDN, Series 2293,
2.16%, 7/01/24 (a)	4,010	4,010,000
Washington State, GO, PUTTERS, VRDN (a)(b):
Series 1312, 2.29%, 1/01/13 (e)	9,510	9,510,000
Series 333, 2.41%, 12/01/14 (g)	15,075	15,075,000
Washington State, GO, ROCS, VRDN (a)(b):
Series II-R-11308, 2.26%, 1/01/33	3,000	3,000,000
Series II-R-6061, 2.39%, 1/01/22 (c)	10,290	10,290,000

See Notes to Financial Statements.

	Par
Municipal Bonds	(000)	Value

Washington (concluded)
Washington State, GO, VRDN, Series VR-96B,
1.80%, 6/01/20 (a)	$ 15,000	$ 15,000,000
Washington State Housing Finance Commission,
M/F Housing Revenue Bonds (Park Vista
Retirement Project), VRDN, AMT, Series A,
1.27%, 3/01/41 (a)	10,100	10,100,000
Washington State Housing Finance
Commission, Nonprofit Revenue Bonds
(Eastside Catholic School), VRDN, Series B,
2.11%, 7/01/38 (a)	6,700	6,700,000
Washington State Public Power Supply Systems
Revenue Refunding Bonds (Nuclear Project
Number One), VRDN, Series 1A-1,
2%, 7/01/17 (a)	6,300	6,300,000

		281,150,000

West Virginia — 0.2%
ABN AMRO MuniTops Certificates Trust, West
Virginia State, GO, VRDN, Series 2000-12,
2.26%, 6/04/08 (a)(b)(g)	10,695	10,695,000
Monongalia County, West Virginia, Building
Commission, Hospital Improvement
Revenue Refunding Bonds, VRDN, Series A,
2.25%, 7/01/40 (a)	16,000	16,000,000

		26,695,000

Wisconsin — 2.6%
D.C. Everest Area School District, Wisconsin,
GO, MERLOTS, VRDN, Series D84,
2.38%, 4/01/15 (a)(b)(e)	5,850	5,850,000
Hartland, Wisconsin, IDR (Commercial
Communications Inc. Project), VRDN, AMT,
3.60%, 8/01/09 (a)	1,365	1,365,000
Kohler, Wisconsin, Solid Waste Disposal Revenue
Bonds (Kohler Company Project), VRDN, AMT,
2.31%, 9/01/17 (a)	4,000	4,000,000
Lehman Municipal Trust Receipts, Wisconsin, GO,
Refunding, FLOATS, VRDN, AMT, Series 2006-K40,
2.55%, 5/01/31 (a)(b)(g)	2,000	2,000,000
Wisconsin Housing and EDA, Home Ownership
Revenue Refunding Bonds, VRDN, AMT (a):
Series A, 2.30%, 9/01/22	20,000	20,000,000
Series A, 2.30%, 3/01/35	21,890	21,890,000
Wisconsin Rural Water Construction Loan Program,
Commission Revenue Notes, BAN, 4.50%, 8/01/08	7,370	7,387,963
Wisconsin School Districts, Cash Flow Management
Program, COP:
Series A1, 4.50%, 9/18/08	6,985	7,012,400
Series B, 4%, 10/30/08	9,400	9,449,548
Wisconsin State, CP:
2.10%, 4/01/08	20,000	20,000,000
2%, 4/04/08	10,000	10,000,000
1.63%, 5/02/08	9,427	9,427,000
2%, 5/19/08	10,000	10,000,000
Wisconsin State Health and Educational Facilities
Authority Revenue Bonds, FLOATS, VRDN (a)(b):
Series 2113, 2.31%, 8/15/16	77,140	77,140,000
Series 2191, 2.31%, 8/15/34	18,000	18,000,000

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

31

Schedule of Investments (concluded) Master Tax-Exempt LLC

 (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Wisconsin (concluded)
Wisconsin State Health and Educational Facilities
Authority, Revenue Refunding Bonds (Wheaton
Franciscan Services, Inc.), VRDN,
2.08%, 8/15/36 (a)	$ 52,600	$52,600,000
Wisconsin State Operating Notes, 4.50%, 6/16/08	44,300	44,368,320

		320,490,231

Wyoming — 0.4%
Campbell County, Wyoming, IDR, Refunding (Two
Elk Generation Partners Project), VRDN, AMT,
3.65%, 11/01/37 (a)	38,500	38,500,000
Green River, Wyoming, Revenue Bonds
(Rhone-Poulenc of Wyoming, L Project), VRDN,
AMT, 2.50%, 10/01/18 (a)	11,400	11,400,000

		49,900,000

	Par
Municipal Bonds	(000)	Value

Puerto Rico — 0.3%
Puerto Rico Commonwealth, TRAN, 4.25%,
7/30/08	$ 32,500	$ 32,589,493

Total Municipal Bonds
(Cost — $12,126,059,360) — 100.1%		12,126,059,360

Total Investments (Cost — $12,126,059,360*) — 100.1%		12,126,059,360
Liabilities in Excess of Other Assets — (0.1*)%		(13,013,475)

Net Assets — 100.0%	$12,113,045,885

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) AMBAC Insured.
(d) GNMA Collateralized.
(e) FSA Insured.
(f) U.S.Government Securities held in escrow are used to pay interest on this security, as well as retire the bond in full at the due date indicated, typically at a premium to par.
(g) MBIA Insured.

(h) FHLMC Collateralized.
(i) FNMA/GNMA Collateralized.
(j) FGIC Insured.
(k) XL Capital Insured.
(l) Radian insured.
(m) FNMA Collateralized.
(n) Assured Guaranty Insured.
(o) FHA Insured.
(p) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

See Notes to Financial Statements.

32 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Statement of Assets and Liabilities

March 31, 2008	Master Tax-Exempt LLC

Assets

Investments at value — unaffiliated
(cost — $12,126,059,360)	$ 12,126,059,360
Cash	19,213,722
Interest receivable	68,537,613
Investments sold receivable	3,096
Prepaid expenses	236,357

Total assets	12,214,050,148

Liabilities

Investments purchased payable	98,956,934
Investment advisory fees payable	1,367,520
Other accrued expenses payable	327,564
Redemptions payable	212,652
Other affiliates payable	104,711
Other liabilities	34,882

Total liabilities	101,004,263

Net Assets

Net Assets	$ 12,113,045,885

Net Assets Consist of

Investors’ capital	$ 12,113,045,885

See Notes to Financial Statements.

Statement of Operations

Year Ended March 31, 2008	Master Tax-Exempt LLC

Investment Income

Interest	$ 374,762,978

Expenses

Investment advisory	14,579,348
Accounting services	950,664
Custodian	229,205
Professional	106,650
Directors	89,634
Printing	4,439
Miscellaneous	253,606

Total expenses	16,213,546

Net investment income	358,549,432

Realized Gain

Net realized gain on investments	1,625,744

Net Increase in Net Assets Resulting from Operations	$ 360,175,176

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

33

Statements of Changes in Net Assets				Master Tax-Exempt LLC
				Year Ended
				March 31,

Increase (Decrease) in Net Assets:				2008	2007

Operations

Net investment income			$ 358,549,432		$ 327,744,486
Net realized gain				1,625,744	864,981

Net increase in net assets resulting from operations				360,175,176	328,609,467

Capital Transactions

Proceeds from contributions				78,794,688,150	61,520,885,054
Fair value of withdrawals			(77,185,355,350)		(61,230,693,465)

Net increase in net assets derived from capital transactions				1,609,332,800	290,191,589

Net Assets

Total increase in net assets				1,969,507,976	618,801,056
Beginning of year				10,143,537,909	9,524,736,853

End of year			$12,113,045,885		$10,143,537,909

Financial Highlights				Master Tax-Exempt LLC
			Year Ended March 31,

	2008	2007	2006	2005	2004

Total Investment Return

Total investment return	3.34%	3.45%	2.64%	1.33%	0.94%

Ratios to Average Net Assets

Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income and net realized gain (loss)	3.28%	3.44%	2.61%	1.31%	0.94%

Supplemental Data

Net assets, end of year (000)	$ 12,113,046	$ 10,143,538	$ 9,524,737	$ 9,749,807	$ 10,252,630

See Notes to Financial Statements.

34 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Notes to Financial Statements Master Tax-Exempt LLC

1. Significant Accounting Policies:

Master Tax-Exempt LLC (the “Master LLC”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. Prior to June 15,
2007, the Master LLC was organized as a Delaware statutory trust (the
“Trust”). The Limited Liability Company Agreement permits the Directors
(and prior to June 15, 2007, the Declaration of Trust permitted the
Trustees) to issue non-transferable interests in the Master LLC/Trust, subject to certain limitations. Throughout this report, the Trust and the
Master LLC are referred to as the Master LLC and the Board of Directors and the Board of Trustees are referred to as the Board of Directors.
The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation of Investments: The Master LLC securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securi-
ties are valued at cost when purchased and thereafter, a constant pro-
portionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valua-
tion is performed in an attempt to avoid dilution or other unfair results to investors.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Master LLC amortizes all premiums and dis-
counts on securities.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master
LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the
Master LLC can satisfy the requirements of Subchapter M of the Internal
Revenue Code.

Effective September 28, 2007, the Master LLC implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition thresh-
old a tax position must meet in connection with accounting for uncer-
tainties in income tax positions taken, or expected to be taken, by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evalu-
ated the application of FIN 48 to the Master LLC, and has determined that the adoption of FIN 48 did not have a material impact on the
Master LLC’s financial statements. The Master LLC files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s U.S.
federal tax returns remains open for the years ended March 31, 2005 through March 31, 2007. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Master LLC’s financial statement dis-
closures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for,

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

35

Notes to Financial Statements (concluded) Master Tax-Exempt LLC and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Master LLC are charged to the
Master LLC. Other operating expenses shared by several funds are pro-
rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Master LLC entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc. to provide investment advisory and administra-
tion services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC
Financial Services Group, Inc., are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Master LLC’s port-
folio and provides the necessary personnel, facilities and equipment to provide such services to the Master LLC. The Advisor also performs cer-
tain administrative services necessary for the operation of the Master
LLC. For such services, the Master LLC pays a monthly fee based upon the average daily value of the Master LLC’s net assets at the following annual rates: 0.25% of the Master LLC’s average daily net assets not exceeding $500 million; 0.175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and 0.125% of the average daily net assets in excess of $1 billion.

In addition, the Advisor has entered into a separate sub-advisory agree-
ment with BlackRock Institutional Management Corp. (“BIMC”), an affiliate of the Advisor, under which the Advisor pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Advisor. For the year ended March 31,
2008, the Master LLC reimbursed the Advisor $206,968 for certain accounting services, which is included in accounting services expenses in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

36 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Report of Independent Registered Public Accounting Firm Master Tax-Exempt LLC

To the Investors and Board of Directors of
Master Tax-Exempt LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Tax-Exempt LLC (the
“Master LLC”) (formerly Master Tax-Exempt Trust) as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of March
31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Tax-Exempt LLC as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in con-
formity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP Princeton, New Jersey May 27, 2008

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

37

Officers and Directors

Number of
	Position(s)	Length of		BlackRock-
	Held with	Time		Advised Funds
Name, Address	Fund/	Served as		and Portfolios	Public
and Year of Birth	Master LLC	a Director**	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors*

David O. Beim	Director	Since	Professor of Finance and Economics at the Columbia University	35 Funds	None
40 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	81 Portfolios
New York, NY 10022			Academy since 2002; Formerly Chairman, Wave Hill Inc. (public
1940			garden and cultural center) from 1990 to 2006.

Ronald W. Forbes	Director and	Since	Professor Emeritus of Finance, School of Business, State University	35 Funds	None
40 East 52nd Street	Co-Chair of	2002	of New York at Albany since 2000.	81 Portfolios
New York, NY 10022	the Board of
1940	Directors

Dr. Matina Horner	Director	Since	Formerly Executive Vice President of Teachers Insurance and	35 Funds	NSTAR (electric
40 East 52nd Street		2007	Annuity Association and College Retirement Equities Fund	81 Portfolios	and gas utility)
New York, NY 10022			from 1989 to 2003.
1939

Rodney D. Johnson	Director and	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	35 Funds	None
40 East 52nd Street	Co-Chair of	2007	Fox Chase Cancer Center since 2002; Member of the Archdiocesan	81 Portfolios
New York, NY 10022	the Board of		Investment Committee of the Archdiocese of Philadelphia since
1941	Directors		2003; Director, the Committee of Seventy (civic) since 2006.

Herbert I. London	Director and	Since	Professor Emeritus, New York University since 2005; John M. Olin	35 Funds	AIMS Worldwide,
40 East 52nd Street	Member of	2007	Professor of Humanities, New York University from 1993 to 2005	81 Portfolios	Inc. (marketing)
New York, NY 10022	the Audit		and Professor thereof from 1980 to 2005; President, Hudson Institute
1939	Committee		(policy research organization) since 1997 and Trustee thereof since
1980; Chairman of the Board of Trustees for Grantham University
since 2006; Director, InnoCentive, Inc. (strategic solutions company)
since 2005; Director of Cerego, LLC (software development and design)
since 2005.

Cynthia A. Montgomery	Director	Since	Professor, Harvard Business School since 1989; Director, Harvard	35 Funds	Newell Rubbermaid,
40 East 52nd Street		2002	Business School Publishing since 2005; Director, McLean Hospital	81 Portfolios	Inc. (manufacturing)
New York, NY 10022			since 2005.
1952

Joseph . Platt, Jr.	Director	Since	Director, The West Penn Allegheny Health System (a not-for-profit	35 Funds	Greenlight Capital
40 East 52nd Street		2007	health system) since 2008; Partner, Amarna Corporation, LLC	81 Portfolios	Re., Ltd (reinsurance
New York, NY 10022			(private investment company) since 2002; Director, WQED		company)
1947			Multimedia (PBS and Multimedia, a not-for-profit company)
since 2002; Director, Jones and Brown (Canadian insurance broker)
since 1998; General Partner, Thorn Partner, LP (private investment)
since 1998.

Robert C. Robb, Jr.	Director	Since	Partner, Lewis, Eckert, Robb and Company (management and	35 Funds	None
40 East 52nd Street		2007	financial consulting firm) since 1981.	81 Portfolios
New York, NY 10022
1945

Toby Rosenblatt	Director	Since	President, Founders Investments Ltd. (private investments) since	35 Funds	A Pharma, Inc.
40 East 52nd Street		2007	1999; Director of Forward Management, LLC since 2007; Director,	81 Portfolios	(specialty
New York, NY 10022			The James Irvine Foundation (philanthropic foundation) since 1997;		pharmaceuticals)
1938			Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from
2001 to 2005.

38 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Officers and Directors (continued)

Number of
	Position(s)	Length of		BlackRock-
	Held with	Time		Advised Funds
Name, Address	Fund/	Served as		and Portfolios	Public
and Year of Birth	Master LLC	a Director**	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors* (concluded)

Kenneth L. Urish	Director and	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	35 Funds	None
40 East 52nd Street	Chair of	2007	accountants and consultants) since 1976; Member of External	81 Portfolios
New York, NY 10022	the Audit		Advisory Board, The Pennsylvania State University Accounting
1951	Committee		Department since 2001; Trustee, The Holy Family Foundation
since 2001; Committee Member/Professional Ethics Committee
of the Pennsylvania Institute of Certified Public Accountants
since 2007; President and Trustee, Pittsburgh Catholic Publishing
Associates since 2003; Formerly Director, Inter-Tel from 2006 to 2007.

Frederick W. Winter	Director and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	35 Funds	None
40 East 52nd Street	Member of	2007	Business, University of Pittsburgh since 2005 and Dean thereof	81 Portfolios
New York, NY 10022	the Audit		from 1997 to 2005. Director, Alkon Corporation (pneumatics)
1945	Committee		since 1992; Director, Indotronix International (IT services) since
2004; Director, Tippman Sports (recreation) since 2005.

* Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
** Following the combination of Merrill Lynch Investment Managers, L (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the
various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s/Master LLC’s board in 2007, those directors first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977;
Matina Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph . Platt since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Directors*

Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	185 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	292 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,	184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative	291 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007 and Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

*	Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund/Master LLC based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

39

Officers and Directors (concluded)

Position(s)
Held with
Name, Address	Fund/	Length of
and Year of Birth	Master LLC	Time Served	Principal Occupation(s) During Past 5 Years

Fund/Master LLC Officers*

Donald C. Burke	Fund	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, LP ("MLIM") and Fund Asset Management, L P("FAM") in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000 and First Vice President and Chief Operating Officer of Mergers
40 East 52nd Street	President	2007	and Acquisitions Group from 1997 to 2000; First Vice President and Chief Operating Officer of Public Finance
New York, NY 10022			Group thereof from 1995 to 1997; First Vice President of Emerging Markets Fixed Income Research of Merrill
1962			Lynch & Co., Inc. from 1994 to 1995.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the Funds since 2007; Managing Director and Senior Counsel thereof since 2005;
40 East 52nd Street	Compliance	2007	Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
New York, NY 10022	Officer of		Counsel thereof from 1998 to 2000; Senior Counsel of The PNC Bank Corp. from 1995 to 1998.
1959	the Funds

Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

* Officers of the Fund/Master LLC serve at the pleasure of the Board of Directors.

Further information about the Fund’s/Master LLC’s Officers and Directors is available in the Fund’s/Master LLC’s Statement of Additional
Information, which can be obtained without charge by calling (800) 441-7762.

Custodian	Transfer Agent		Accounting Agent	Independent Registered Public	Legal Counsel
State Street Bank and	Financial Data Services, Inc.		State Street Bank and	Accounting Firm	Sidley Austin LLP
Trust Company	Jacksonville, FL 32246		Trust Company	Deloitte & Touche LLP	New York, NY 10019
Boston, MA 02101			Princeton, NJ 08540	Princeton, NJ 08540

40 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

Additional Information

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securi-
ties and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the
SEC’s website at http://www.sec.gov. and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Informa-
tion on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

WCMA TAX-EXEMPT FUND

MARCH 31, 2008

41

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

42 WCMA TAX-EXEMPT FUND

MARCH 31, 2008

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other govern-
ment agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes rein-
vestment of all distributions. Past performance results shown in this report should not be considered a representation of future per-
formance. For current month-end performance information, call
(800) 882-0052. The Fund’s current seven-day yields more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-
free (800) 441-7762; (2) at www.blackrock.com; and
(3) on the Securities and Exchange Commission’s website
at http://www.sec.gov. Information about how the Fund voted
proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available
(1) at www.blackrock.com or by calling (800) 441-7762 and
(2) on the Securities and Exchange Commission’s website at
http://www.sec.gov.

WCMA Tax-Exempt Fund

100 Bellevue Parkway

Wilmington, DE, 19809

#WCMATE-3/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Ronald W. Forbes (not reappointed to audit committee, effective November 1, 2007)
Kenneth L. Urish (term began, effective November 1, 2007)
Richard R. West (term ended, effective November 1, 2007)

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

Master Tax-Exempt	$31,300	$35,500	$0	$0	$6,800	$6,800	$0	$0
LLC

WCMA Tax-Exempt	$6,800	$6,600	$0	$0	$6,100	$6,100	$749	$0
Fund

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

Master Tax-Exempt LLC	$287,500	$3,021,300

WCMA Tax-Exempt Fund	$288,249	$3,020,600

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: May 22, 2008